UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02110

(Address of principal executive offices) (Zip code)

William DeRoche, President

53 State Street

Suite 1308

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 to September 30, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 83.4%

COMMON STOCKS - 83.4%

Aerospace & Defense - 3.1%
Boeing Co. (The)(a)	75	27,892
Curtiss-Wright Corp.(a)	200	27,484
Harris Corp.(a)	160	27,074
HEICO Corp.(a)	290	26,857
Teledyne Technologies, Inc.*	110	27,135
Textron, Inc.	385	27,516
TransDigm Group, Inc.*	75	27,922
		191,880
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.(a)	275	26,928
XPO Logistics, Inc.*	250	28,542
		55,470
Auto Components - 0.4%
Gentex Corp.(a)	1,135	24,357

Banks - 6.7%
Bank of America Corp.(a)	855	25,188
BankUnited, Inc.	680	24,072
Comerica, Inc.(a)	270	24,354
Commerce Bancshares, Inc.(a)	370	24,428
Cullen/Frost Bankers, Inc.(a)	240	25,066
First Citizens BancShares, Inc., Class A(a)	55	24,876
First Financial Bankshares, Inc.(a)	440	26,004
Glacier Bancorp, Inc.(a)	580	24,992
JPMorgan Chase & Co.(a)	230	25,953
Regions Financial Corp.	1,355	24,864
SunTrust Banks, Inc.	360	24,044
SVB Financial Group*	80	24,866
TCF Financial Corp.	1,040	24,762
Umpqua Holdings Corp.	1,240	25,792
Webster Financial Corp.	405	23,879
Wintrust Financial Corp.	300	25,482
ZB NA	495	24,824
		423,446
Beverages - 0.4%
Brown-Forman Corp., Class B(a)	505	25,528

Biotechnology - 2.1%
AbbVie, Inc.(a)	275	26,010
Bluebird Bio, Inc.*(a)	155	22,630
Exact Sciences Corp.*(a)	350	27,622
Ligand Pharmaceuticals, Inc.*(a)	100	27,449
Neurocrine Biosciences, Inc.*	215	26,434
		130,145
Building Products - 0.4%
Armstrong World Industries, Inc.*(a)	375	26,100

Capital Markets - 4.8%
Charles Schwab Corp. (The)	525	25,804
CME Group, Inc.(a)	150	25,531
E*TRADE Financial Corp.*(a)	450	23,575
Evercore, Inc., Class A(a)	250	25,138
FactSet Research Systems, Inc.(a)	115	25,727
LPL Financial Holdings, Inc.	400	25,804
Moody's Corp.	150	25,080
MSCI, Inc.	145	25,724
Nasdaq, Inc.	280	24,024
S&P Global, Inc.	130	25,401
T. Rowe Price Group, Inc.	230	25,111
TD Ameritrade Holding Corp.(a)	450	23,774
		300,693
Chemicals - 1.7%
CF Industries Holdings, Inc.(a)	510	27,764
Ingevity Corp.*	265	26,998
Mosaic Co. (The)	850	27,608
Westlake Chemical Corp.	280	23,271
		105,641
Commercial Services & Supplies - 1.2%
Cintas Corp.(a)	125	24,726
Copart, Inc.*(a)	410	21,127
Tetra Tech, Inc.	380	25,954
		71,807
Communications Equipment - 1.2%
Arista Networks, Inc.*(a)	90	23,927
F5 Networks, Inc.*(a)	140	27,919
Palo Alto Networks, Inc.*	115	25,905
		77,751
Construction & Engineering - 0.4%
Fluor Corp.(a)	460	26,726

Consumer Finance - 1.7%
Ally Financial, Inc.(a)	985	26,053
American Express Co.(a)	250	26,623
Credit Acceptance Corp.*(a)	60	26,284
Discover Financial Services(a)	340	25,993
		104,953
Distributors - 0.4%
Pool Corp.	160	26,701

Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc.*	220	24,816

Diversified Financial Services - 0.4%
Voya Financial, Inc.	525	26,077

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	490	26,161

Electric Utilities - 1.3%
Exelon Corp.(a)	605	26,414
FirstEnergy Corp.(a)	710	26,391
NextEra Energy, Inc.	155	25,978
		78,783
Electrical Equipment - 0.4%
Generac Holdings, Inc.*(a)	475	26,795

Electronic Equipment, Instruments & Components - 1.6%
FLIR Systems, Inc.(a)	420	25,817
Keysight Technologies, Inc.*(a)	405	26,843
Vishay Intertechnology, Inc.	1,110	22,589
Zebra Technologies Corp., Class A*	155	27,409
		102,658
Entertainment - 0.4%
Take-Two Interactive Software, Inc.*	200	27,598

Equity Real Estate Investment Trusts (REITs) - 2.0%
CubeSmart(a)	865	24,678
Life Storage, Inc.	270	25,693
Park Hotels & Resorts, Inc.	785	25,764
Rayonier, Inc.	760	25,696
Ryman Hospitality Properties, Inc.	300	25,851
		127,682
Food Products - 0.4%
Lamb Weston Holdings, Inc.	395	26,307

Gas Utilities - 0.4%
UGI Corp.	490	27,185

Health Care Equipment & Supplies - 2.2%
ABIOMED, Inc.*(a)	65	29,234
Align Technology, Inc.*(a)	70	27,385
Haemonetics Corp.*(a)	235	26,926
Intuitive Surgical, Inc.*(a)	45	25,830
ResMed, Inc.	235	27,105
		136,480
Health Care Providers & Services - 2.0%
Centene Corp.*(a)	180	26,061
Chemed Corp.(a)	80	25,566
Encompass Health Corp.(a)	325	25,334
Molina Healthcare, Inc.*	190	28,253
Tenet Healthcare Corp.*	790	22,483
		127,697
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc.*(a)	55	24,999
Domino's Pizza, Inc.(a)	90	26,532
		51,531
Household Products - 0.4%
Energizer Holdings, Inc.(a)	415	24,340

Independent Power and Renewable Electricity Producers - 1.3%
AES Corp.(a)	1,965	27,510
NRG Energy, Inc.	750	28,050
Vistra Energy Corp.*	1,125	27,990
		83,550
Insurance - 2.1%
Brown & Brown, Inc.(a)	870	25,726
Hanover Insurance Group, Inc. (The)	215	26,525
Kemper Corp.(a)	325	26,146
Primerica, Inc.	215	25,918
Progressive Corp. (The)	395	28,061
		132,376
Interactive Media & Services - 0.8%
IAC/InterActiveCorp*(a)	135	29,257
Twitter, Inc.*	760	21,630
		50,887
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*(a)	15	30,045
GrubHub, Inc.*(a)	185	25,645
Netflix, Inc.*	70	26,189
Shutterfly, Inc.*	340	22,402
Wayfair, Inc., Class A*	195	28,796
		133,077
IT Services - 5.2%
Acxiom Holdings, Inc.*(a)	580	28,658
Akamai Technologies, Inc.*(a)	350	25,603
Broadridge Financial Solutions, Inc.(a)	195	25,730
EPAM Systems, Inc.*(a)	185	25,475
FleetCor Technologies, Inc.*(a)	125	28,480
Jack Henry & Associates, Inc.(a)	165	26,413
Mastercard, Inc., Class A	125	27,826
PayPal Holdings, Inc.*	285	25,034
Square, Inc., Class A*	300	29,703
Total System Services, Inc.	275	27,154
Visa, Inc., Class A	180	27,016
WEX, Inc.*	140	28,106
		325,198
Life Sciences Tools & Services - 0.4%
Illumina, Inc.*(a)	75	27,529

Machinery - 0.9%
Hillenbrand, Inc.(a)	520	27,196
ITT, Inc.(a)	445	27,261
		54,457

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Metals & Mining - 1.7%
Allegheny Technologies, Inc.*(a)	980	28,959
Carpenter Technology Corp.(a)	445	26,233
Steel Dynamics, Inc.	580	26,210
United States Steel Corp.	890	27,127
		108,529
Multiline Retail - 1.7%
Dollar General Corp.(a)	245	26,779
Kohl's Corp.(a)	335	24,974
Macy's, Inc.	730	25,353
Target Corp.	305	26,904
		104,010
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	505	26,659

Oil, Gas & Consumable Fuels - 4.8%
ConocoPhillips(a)	360	27,864
Continental Resources, Inc.*(a)	400	27,312
Hess Corp.(a)	395	28,274
HollyFrontier Corp.(a)	355	24,814
Marathon Oil Corp.	1,235	28,751
Oasis Petroleum, Inc.*	1,980	28,076
PBF Energy, Inc., Class A	510	25,454
SM Energy Co.	890	28,062
Valero Energy Corp.	225	25,594
Whiting Petroleum Corp.*	520	27,581
WPX Energy, Inc.*	1,390	27,967
		299,749
Personal Products - 1.3%
Estee Lauder Cos., Inc. (The), Class A(a)	190	27,611
Herbalife Nutrition Ltd.*(a)	465	25,366
Nu Skin Enterprises, Inc., Class A	335	27,610
		80,587
Pharmaceuticals - 1.6%
Endo International plc*(a)	1,545	26,003
Horizon Pharma plc*(a)	1,255	24,573
Nektar Therapeutics*	395	24,079
Zoetis, Inc.	295	27,010
		101,665
Professional Services - 1.6%
CoStar Group, Inc.*(a)	60	25,250
FTI Consulting, Inc.*(a)	345	25,251
Robert Half International, Inc.	340	23,929
TransUnion	350	25,753
		100,183
Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A*(a)	540	23,814
Jones Lang LaSalle, Inc.(a)	175	25,256
		49,070
Road & Rail - 1.3%
CSX Corp.(a)	355	26,288
Norfolk Southern Corp.	150	27,075
Old Dominion Freight Line, Inc.	175	28,220
		81,583
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc.*(a)	1,055	32,589
Cree, Inc.*(a)	550	20,829
Integrated Device Technology, Inc.*(a)	620	29,146
Micron Technology, Inc.*	505	22,841
NVIDIA Corp.	95	26,697
		132,102
Software - 3.4%
Adobe Systems, Inc.*(a)	100	26,995
Aspen Technology, Inc.*(a)	230	26,199
Fortinet, Inc.*(a)	315	29,065
Paycom Software, Inc.*	170	26,420
PTC, Inc.*	265	28,140
ServiceNow, Inc.*	135	26,410
Splunk, Inc.*	205	24,787
VMware, Inc., Class A*	170	26,530
		214,546
Specialty Retail - 4.7%
Advance Auto Parts, Inc.(a)	160	26,933
American Eagle Outfitters, Inc.(a)	1,020	25,327
Burlington Stores, Inc.*(a)	160	26,067
Five Below, Inc.*(a)	225	29,263
Foot Locker, Inc.(a)	540	27,529
Gap, Inc. (The)(a)	875	25,244
O'Reilly Automotive, Inc.*	80	27,786
Ross Stores, Inc.	275	27,252
Tiffany & Co.	215	27,729
Tractor Supply Co.	300	27,264
Urban Outfitters, Inc.*	570	23,313
		293,707
Technology Hardware, Storage & Peripherals - 0.8%
NetApp, Inc.	305	26,197
Seagate Technology plc	495	23,438
		49,635
Textiles, Apparel & Luxury Goods - 3.8%
Deckers Outdoor Corp.*(a)	220	26,088
Lululemon Athletica, Inc.*	170	27,623
Michael Kors Holdings Ltd.*(a)	365	25,024
NIKE, Inc., Class B	325	27,534
PVH Corp.	185	26,714
Ralph Lauren Corp.	200	27,510
Steven Madden Ltd.	455	24,070
VF Corp.	285	26,633
Wolverine World Wide, Inc.	675	26,359
		237,555
Trading Companies & Distributors - 1.7%
Fastenal Co.(a)	450	26,109

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
HD Supply Holdings, Inc.*(a)	585	25,032
United Rentals, Inc.*	170	27,812
WW Grainger, Inc.(a)	75	26,806
		105,759
Water Utilities - 0.4%
Aqua America, Inc.	715	26,383

TOTAL COMMON STOCKS (Cost $4,747,326)		5,244,104

TOTAL LONG POSITIONS (Cost $4,747,326)		5,244,104

SHORT POSITIONS - (83.5)%

COMMON STOCKS - (83.5)%

Aerospace & Defense - (0.9)%
Arconic, Inc.	(1,175)	(25,862)
General Dynamics Corp.	(135)	(27,637)
		(53,499)
Airlines - (1.3)%
Alaska Air Group, Inc.	(390)	(26,855)
American Airlines Group, Inc.	(650)	(26,865)
JetBlue Airways Corp.*	(1,375)	(26,620)
		(80,340)
Auto Components - (1.2)%
Adient plc	(615)	(24,176)
Goodyear Tire & Rubber Co. (The)	(1,175)	(27,483)
Tenneco, Inc.	(620)	(26,127)
		(77,786)
Automobiles - (0.5)%
Harley-Davidson, Inc.	(620)	(28,086)

Banks - (0.8)%
Home BancShares, Inc.	(1,125)	(24,638)
Signature Bank	(230)	(26,413)
		(51,051)
Beverages - (0.4)%
Molson Coors Brewing Co., Class B	(395)	(24,292)

Biotechnology - (3.4)%
Alexion Pharmaceuticals, Inc.*	(215)	(29,887)
Alkermes plc*	(585)	(24,827)
Celgene Corp.*	(280)	(25,057)
Exelixis, Inc.*	(1,385)	(24,542)
Incyte Corp.*	(355)	(24,524)
Ionis Pharmaceuticals, Inc.*	(575)	(29,659)
Regeneron Pharmaceuticals, Inc.*	(65)	(26,263)
United Therapeutics Corp.*	(215)	(27,494)
		(212,253)
Building Products - (1.2)%
Fortune Brands Home & Security, Inc.	(500)	(26,180)
Johnson Controls International plc	(695)	(24,325)
Owens Corning	(465)	(25,236)
		(75,741)
Capital Markets - (2.8)%
Affiliated Managers Group, Inc.	(180)	(24,610)
BGC Partners, Inc., Class A	(2,115)	(24,999)
Franklin Resources, Inc.	(835)	(25,392)
Invesco Ltd.	(1,095)	(25,054)
Janus Henderson Group plc	(930)	(25,073)
Legg Mason, Inc.	(840)	(26,233)
State Street Corp.	(305)	(25,553)
		(176,914)
Chemicals - (2.6)%
Albemarle Corp.	(275)	(27,439)
International Flavors & Fragrances, Inc.	(200)	(27,824)
NewMarket Corp.	(65)	(26,358)
Scotts Miracle-Gro Co. (The)	(350)	(27,556)
Sensient Technologies Corp.	(370)	(28,309)
Valvoline, Inc.	(1,225)	(26,350)
		(163,836)
Commercial Services & Supplies - (1.2)%
Deluxe Corp.	(445)	(25,338)
Healthcare Services Group, Inc.	(640)	(25,997)
Stericycle, Inc.*	(430)	(25,232)
		(76,567)
Communications Equipment - (1.7)%
ARRIS International plc*	(1,015)	(26,380)
CommScope Holding Co., Inc.*	(835)	(25,685)
Juniper Networks, Inc.	(925)	(27,722)
ViaSat, Inc.*	(420)	(26,859)
		(106,646)
Construction & Engineering - (0.8)%
Quanta Services, Inc.*	(760)	(25,369)
Valmont Industries, Inc.	(190)	(26,315)
		(51,684)
Construction Materials - (0.8)%
Martin Marietta Materials, Inc.	(130)	(23,653)
Vulcan Materials Co.	(240)	(26,688)
		(50,341)
Consumer Finance - (0.4)%
Navient Corp.	(1,935)	(26,084)

Containers & Packaging - (2.6)%
Ball Corp.	(630)	(27,714)
Berry Global Group, Inc.*	(550)	(26,615)
Crown Holdings, Inc.*	(615)	(29,520)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
International Paper Co.	(515)	(25,312)
Owens-Illinois, Inc.*	(1,490)	(27,997)
Sealed Air Corp.	(655)	(26,298)
		(163,456)
Diversified Consumer Services - (0.4)%
H&R Block, Inc.	(980)	(25,235)

Diversified Telecommunication Services - (0.4)%
AT&T, Inc.	(825)	(27,703)

Electric Utilities - (2.5)%
Edison International	(400)	(27,072)
PG&E Corp.*	(575)	(26,456)
Pinnacle West Capital Corp.	(335)	(26,525)
PNM Resources, Inc.	(675)	(26,629)
PPL Corp.	(885)	(25,895)
Southern Co. (The)	(600)	(26,160)
		(158,737)
Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(170)	(26,724)

Electronic Equipment, Instruments & Components - (2.4)%
Belden, Inc.	(360)	(25,708)
Coherent, Inc.*	(140)	(24,107)
Jabil, Inc.	(890)	(24,101)
SYNNEX Corp.	(270)	(22,869)
Tech Data Corp.*	(365)	(26,123)
Trimble, Inc.*	(625)	(27,162)
		(150,070)
Energy Equipment & Services - (1.3)%
Baker Hughes a GE Co.	(800)	(27,064)
Nabors Industries Ltd.	(4,275)	(26,334)
Weatherford International plc*	(11,020)	(29,864)
		(83,262)
Equity Real Estate Investment Trusts (REITs) - (8.9)%
American Campus Communities, Inc.	(625)	(25,725)
American Homes 4 Rent, Class A	(1,135)	(24,845)
Apartment Investment & Management Co., Class A	(600)	(26,478)
AvalonBay Communities, Inc.	(145)	(26,267)
Colony Capital, Inc.	(4,300)	(26,187)
Corporate Office Properties Trust	(860)	(25,654)
Equinix, Inc.	(60)	(25,973)
Essex Property Trust, Inc.	(105)	(25,904)
Gaming and Leisure Properties, Inc.	(735)	(25,909)
HCP, Inc.	(975)	(25,662)
Healthcare Realty Trust, Inc.	(850)	(24,871)
Healthcare Trust of America, Inc., Class A	(920)	(24,536)
Highwoods Properties, Inc.	(530)	(25,048)
Kimco Realty Corp.	(1,540)	(25,780)
Mid-America Apartment Communities, Inc.	(255)	(25,546)
Outfront Media, Inc.	(1,320)	(26,334)
Paramount Group, Inc.	(1,655)	(24,974)
Physicians Realty Trust	(1,505)	(25,374)
Urban Edge Properties	(1,145)	(25,282)
Ventas, Inc.	(440)	(23,927)
VEREIT, Inc.	(3,360)	(24,394)
Welltower, Inc.	(395)	(25,406)
		(560,076)
Food & Staples Retailing - (0.5)%
Walgreens Boots Alliance, Inc.	(385)	(28,066)

Food Products - (2.0)%
Campbell Soup Co.	(665)	(24,359)
General Mills, Inc.	(575)	(24,679)
Hain Celestial Group, Inc. (The)*	(920)	(24,950)
Kraft Heinz Co. (The)	(455)	(25,075)
TreeHouse Foods, Inc.*	(510)	(24,404)
		(123,467)
Health Care Equipment & Supplies - (1.3)%
DENTSPLY SIRONA, Inc.	(660)	(24,908)
Hologic, Inc.*	(665)	(27,252)
NuVasive, Inc.*	(375)	(26,618)
		(78,778)
Health Care Providers & Services - (2.6)%
Acadia Healthcare Co., Inc.*	(635)	(22,352)
Cardinal Health, Inc.	(505)	(27,270)
CVS Health Corp.	(350)	(27,552)
Henry Schein, Inc.*	(340)	(28,910)
McKesson Corp.	(205)	(27,193)
Patterson Cos., Inc.	(1,170)	(28,607)
		(161,884)
Health Care Technology - (0.4)%
Cerner Corp.*	(405)	(26,086)

Hotels, Restaurants & Leisure - (1.7)%
Carnival Corp.	(430)	(27,421)
MGM Resorts International	(905)	(25,258)
Norwegian Cruise Line Holdings Ltd.*	(490)	(28,141)
Starbucks Corp.	(495)	(28,136)
		(108,956)
Household Durables - (1.2)%
Mohawk Industries, Inc.*	(140)	(24,549)
Newell Brands, Inc.	(1,210)	(24,563)
Whirlpool Corp.	(210)	(24,937)
		(74,049)
Industrial Conglomerates - (0.8)%
3M Co.	(125)	(26,339)
General Electric Co.	(2,040)	(23,031)
		(49,370)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Insurance - (5.6)%
American International Group, Inc.	(495)	(26,354)
Arch Capital Group Ltd.*	(860)	(25,637)
Assured Guaranty Ltd.	(645)	(27,238)
Athene Holding Ltd., Class A*	(530)	(27,380)
Axis Capital Holdings Ltd.	(460)	(26,547)
Brighthouse Financial, Inc.*	(635)	(28,092)
Chubb Ltd.	(195)	(26,060)
Everest Re Group Ltd.	(120)	(27,416)
Hartford Financial Services Group, Inc. (The)	(525)	(26,229)
Principal Financial Group, Inc.	(480)	(28,123)
Prudential Financial, Inc.	(270)	(27,356)
RenaissanceRe Holdings Ltd.	(200)	(26,716)
Unum Group	(710)	(27,740)
		(350,888)
Internet & Direct Marketing Retail - (1.3)%
eBay, Inc.*	(755)	(24,930)
Expedia Group, Inc.	(200)	(26,096)
Qurate Retail, Inc.*	(1,285)	(28,540)
		(79,566)
IT Services - (1.3)%
Amdocs Ltd.	(400)	(26,392)
Euronet Worldwide, Inc.*	(270)	(27,059)
International Business Machines Corp.	(180)	(27,218)
		(80,669)
Leisure Products - (0.4)%
Mattel, Inc.*	(1,705)	(26,768)

Life Sciences Tools & Services - (0.9)%
Mettler-Toledo International, Inc.*	(45)	(27,404)
Syneos Health, Inc.*	(530)	(27,322)
		(54,726)
Machinery - (2.6)%
AGCO Corp.	(440)	(26,748)
Colfax Corp.*	(755)	(27,225)
Cummins, Inc.	(185)	(27,023)
Middleby Corp. (The)*	(215)	(27,810)
Oshkosh Corp.	(375)	(26,715)
Toro Co. (The)	(435)	(26,087)
		(161,608)
Media - (3.0)%
CBS Corp. (Non-Voting), Class B	(495)	(28,438)
Charter Communications, Inc., Class A*	(85)	(27,700)
Comcast Corp., Class A	(715)	(25,318)
DISH Network Corp., Class A*	(745)	(26,641)
Liberty Broadband Corp., Class C*	(325)	(27,397)
Liberty Global plc, Class C*	(1,015)	(28,582)
Omnicom Group, Inc.	(380)	(25,848)
		(189,924)
Metals & Mining - (0.8)%
Newmont Mining Corp.	(845)	(25,519)
Royal Gold, Inc.	(345)	(26,586)
		(52,105)
Mortgage Real Estate Investment Trusts (REITs) - (0.8)%
Annaly Capital Management, Inc.	(2,470)	(25,268)
MFA Financial, Inc.	(3,440)	(25,284)
		(50,552)
Multi-Utilities - (1.2)%
Black Hills Corp.	(450)	(26,140)
Consolidated Edison, Inc.	(335)	(25,524)
Dominion Energy, Inc.	(370)	(26,004)
		(77,668)
Oil, Gas & Consumable Fuels - (3.3)%
Antero Resources Corp.*	(1,425)	(25,237)
Apache Corp.	(600)	(28,602)
Cabot Oil & Gas Corp.	(1,105)	(24,885)
Cimarex Energy Co.	(310)	(28,811)
EQT Corp.	(515)	(22,778)
Kinder Morgan, Inc.	(1,490)	(26,418)
Range Resources Corp.	(1,610)	(27,354)
Southwestern Energy Co.*	(4,725)	(24,145)
		(208,230)
Personal Products - (0.8)%
Coty, Inc., Class A	(2,130)	(26,753)
Edgewell Personal Care Co.*	(470)	(21,728)
		(48,481)
Pharmaceuticals - (0.8)%
Allergan plc	(140)	(26,667)
Mallinckrodt plc*	(765)	(22,422)
		(49,089)
Professional Services - (1.2)%
Equifax, Inc.	(195)	(25,461)
ManpowerGroup, Inc.	(280)	(24,069)
Nielsen Holdings plc	(1,020)	(28,213)
		(77,743)
Real Estate Management & Development - (0.4)%
Realogy Holdings Corp.	(1,245)	(25,697)

Semiconductors & Semiconductor Equipment - (2.0)%
Applied Materials, Inc.	(610)	(23,576)
Broadcom, Inc.	(120)	(29,608)
Cirrus Logic, Inc.*	(600)	(23,160)
Skyworks Solutions, Inc.	(290)	(26,306)
Universal Display Corp.	(215)	(25,348)
		(127,998)
Software - (2.2)%
CDK Global, Inc.	(425)	(26,588)
j2 Global, Inc.	(320)	(26,512)
LogMeIn, Inc.	(305)	(27,175)
Nuance Communications, Inc.*	(1,615)	(27,972)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Symantec Corp.	(1,300)	(27,664)
		(135,911)
Specialty Retail - (1.8)%
Bed Bath & Beyond, Inc.	(1,475)	(22,125)
L Brands, Inc.	(1,000)	(30,300)
Sally Beauty Holdings, Inc.*	(1,725)	(31,723)
Ulta Beauty, Inc.*	(100)	(28,212)
		(112,360)
Technology Hardware, Storage & Peripherals - (1.2)%
NCR Corp.*	(930)	(26,421)
Western Digital Corp.	(420)	(24,587)
Xerox Corp.	(945)	(25,496)
		(76,504)
Textiles, Apparel & Luxury Goods - (0.4)%
Hanesbrands, Inc.	(1,505)	(27,737)

Thrifts & Mortgage Finance - (0.4)%
New York Community Bancorp, Inc.	(2,445)	(25,355)

Tobacco - (0.4)%
Philip Morris International, Inc.	(340)	(27,724)

Trading Companies & Distributors - (0.9)%
Beacon Roofing Supply, Inc.*	(710)	(25,695)
Univar, Inc.*	(950)	(29,127)
		(54,822)
Transportation Infrastructure - (0.4)%
Macquarie Infrastructure Corp.	(560)	(25,833)

TOTAL COMMON STOCKS (Proceeds $(5,550,263))		(5,248,997)

TOTAL SHORT POSITIONS (Proceeds $(5,550,263))		(5,248,997)

Total Investments - (0.1)% (Cost $(802,937))		(4,893)
Other Assets Less Liabilities - 100.1%		6,293,410
Net Assets - 100.0%		6,288,517

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,622,362.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2018

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	909,229	10/3/2019	Morgan Stanley	1.86%	Dow Jones U.S. High Momentum Total Return Index(4)	136,335
						136,335
USD	(1,026,100)	10/3/2019	Morgan Stanley	(2.76)%	Dow Jones U.S. Low Momentum Total Return Index(5)	(52,765)
						(52,765)
						83,570

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.
(5)	The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 92.7%

COMMON STOCKS - 92.7%

Airlines - 2.9%
Alaska Air Group, Inc.(a)	89	6,128
Delta Air Lines, Inc.(a)	96	5,552
JetBlue Airways Corp.*(a)	286	5,537
Southwest Airlines Co.	83	5,183
Spirit Airlines, Inc.*	108	5,073
United Continental Holdings, Inc.*	59	5,255
		32,728
Auto Components - 2.5%
Adient plc(a)	120	4,717
BorgWarner, Inc.(a)	104	4,449
Dana, Inc.(a)	244	4,556
Goodyear Tire & Rubber Co. (The)(a)	223	5,216
Lear Corp.(a)	29	4,205
Tenneco, Inc.	113	4,762
		27,905
Automobiles - 1.7%
Ford Motor Co.(a)	483	4,468
General Motors Co.(a)	121	4,074
Harley-Davidson, Inc.(a)	131	5,934
Thor Industries, Inc.	58	4,855
		19,331
Banks - 3.8%
Bank of America Corp.(a)	182	5,362
CIT Group, Inc.(a)	108	5,574
Citigroup, Inc.(a)	74	5,309
Citizens Financial Group, Inc.(a)	132	5,091
FNB Corp.(a)	411	5,228
IBERIABANK Corp.(a)	70	5,694
Popular, Inc.(a)	109	5,586
Sterling Bancorp	220	4,840
		42,684
Beverages - 0.9%
Keurig Dr Pepper, Inc.(a)	225	5,213
Molson Coors Brewing Co., Class B	88	5,412
		10,625
Biotechnology - 1.0%
Gilead Sciences, Inc.(a)	80	6,177
United Therapeutics Corp.*	41	5,243
		11,420
Building Products - 0.9%
Johnson Controls International plc(a)	158	5,530
Owens Corning	78	4,233
		9,763
Capital Markets - 2.5%
Goldman Sachs Group, Inc. (The)(a)	24	5,382
Invesco Ltd.(a)	198	4,530
Janus Henderson Group plc(a)	175	4,718
Legg Mason, Inc.(a)	145	4,528
Morgan Stanley	99	4,611
Stifel Financial Corp.	92	4,716
		28,485
Chemicals - 1.8%
Eastman Chemical Co.(a)	48	4,595
Huntsman Corp.(a)	158	4,302
Mosaic Co. (The)	164	5,327
Trinseo SA	75	5,872
		20,096
Commercial Services & Supplies - 0.8%
Deluxe Corp.(a)	75	4,271
Stericycle, Inc.*	87	5,105
		9,376
Communications Equipment - 1.5%
ARRIS International plc*(a)	202	5,250
CommScope Holding Co., Inc.*(a)	185	5,690
Juniper Networks, Inc.(a)	203	6,084
		17,024
Construction & Engineering - 0.9%
AECOM*(a)	159	5,193
Quanta Services, Inc.*	149	4,974
		10,167
Consumer Finance - 1.8%
Ally Financial, Inc.(a)	211	5,581
Capital One Financial Corp.(a)	53	5,031
Navient Corp.	357	4,813
Synchrony Financial	162	5,035
		20,460
Containers & Packaging - 1.8%
Berry Global Group, Inc.*(a)	107	5,178
International Paper Co.(a)	101	4,964
Sonoco Products Co.	105	5,828
WestRock Co.	92	4,916
		20,886
Diversified Financial Services - 0.4%
Voya Financial, Inc.	96	4,768

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	154	5,171
CenturyLink, Inc.(a)	283	6,000
		11,171
Electric Utilities - 3.4%
Duke Energy Corp.(a)	70	5,601
Edison International(a)	83	5,617
Entergy Corp.(a)	66	5,355
Exelon Corp.(a)	131	5,720
PG&E Corp.*	118	5,429

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

PPL Corp.	199	5,823
Southern Co. (The)	114	4,970
		38,515
Electrical Equipment - 1.0%
Eaton Corp. plc(a)	68	5,898
Regal Beloit Corp.	67	5,524
		11,422
Electronic Equipment, Instruments & Components - 2.7%
Belden, Inc.(a)	70	4,999
Corning, Inc.(a)	182	6,424
Jabil, Inc.(a)	193	5,226
SYNNEX Corp.	50	4,235
Tech Data Corp.*	66	4,724
Vishay Intertechnology, Inc.	234	4,762
		30,370
Entertainment - 0.5%
Viacom, Inc., Class B	183	6,178

Food & Staples Retailing - 0.9%
Kroger Co. (The)(a)	163	4,745
Walgreens Boots Alliance, Inc.	79	5,759
		10,504
Food Products - 1.3%
JM Smucker Co. (The)	49	5,028
TreeHouse Foods, Inc.*	112	5,359
Tyson Foods, Inc., Class A	80	4,762
		15,149
Health Care Equipment & Supplies - 0.5%
Zimmer Biomet Holdings, Inc.	46	6,048

Health Care Providers & Services - 5.9%
Acadia Healthcare Co., Inc.*(a)	136	4,787
Cardinal Health, Inc.(a)	103	5,562
Centene Corp.*(a)	35	5,067
Cigna Corp.(a)	32	6,664
CVS Health Corp.(a)	68	5,353
DaVita, Inc.*(a)	81	5,802
Laboratory Corp. of America Holdings*(a)	30	5,210
McKesson Corp.	38	5,041
MEDNAX, Inc.*	118	5,506
Patterson Cos., Inc.	261	6,381
Quest Diagnostics, Inc.(a)	50	5,396
Universal Health Services, Inc., Class B	45	5,753
		66,522
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.(a)	87	5,548
Norwegian Cruise Line Holdings Ltd.*	102	5,858
Royal Caribbean Cruises Ltd.	42	5,457
		16,863
Household Durables - 1.6%
Lennar Corp., Class A(a)	99	4,622
Newell Brands, Inc.	230	4,669
PulteGroup, Inc.	178	4,409
Whirlpool Corp.	37	4,394
		18,094
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp.(a)	451	6,314

Industrial Conglomerates - 0.4%
General Electric Co.(a)	379	4,279

Insurance - 8.8%
Aflac, Inc.(a)	118	5,554
American International Group, Inc.(a)	102	5,431
Assured Guaranty Ltd.(a)	152	6,419
Athene Holding Ltd., Class A*(a)	121	6,251
Axis Capital Holdings Ltd.(a)	95	5,482
Brighthouse Financial, Inc.*(a)	116	5,132
Chubb Ltd.(a)	41	5,479
CNO Financial Group, Inc.(a)	269	5,708
Everest Re Group Ltd.	24	5,483
Hartford Financial Services Group, Inc. (The)(a)	107	5,346
Lincoln National Corp.	82	5,548
Loews Corp.(a)	104	5,224
MetLife, Inc.	106	4,952
Old Republic International Corp.	275	6,155
Principal Financial Group, Inc.	97	5,683
Prudential Financial, Inc.	51	5,167
Reinsurance Group of America, Inc.	35	5,060
Unum Group	140	5,470
		99,544
Internet & Direct Marketing Retail - 0.5%
Qurate Retail, Inc.*	266	5,908

IT Services - 1.9%
Alliance Data Systems Corp.(a)	21	4,959
Conduent, Inc.*(a)	257	5,788
DXC Technology Co.(a)	57	5,331
International Business Machines Corp.(a)	38	5,746
		21,824
Machinery - 4.0%
AGCO Corp.(a)	84	5,106
Allison Transmission Holdings, Inc.(a)	103	5,357
Cummins, Inc.(a)	38	5,551
Kennametal, Inc.(a)	147	6,403
Oshkosh Corp.	73	5,201
PACCAR, Inc.	87	5,933

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Snap-on, Inc.	34	6,242
Trinity Industries, Inc.	166	6,082
		45,875
Media - 1.6%
Discovery, Inc., Class C*(a)	207	6,123
DISH Network Corp., Class A*(a)	145	5,185
TEGNA, Inc.	523	6,255
		17,563
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.(a)	319	4,441
Reliance Steel & Aluminum Co.	58	4,947
United States Steel Corp.	153	4,663
		14,051
Mortgage Real Estate Investment Trusts (REITs) - 3.7%
AGNC Investment Corp.(a)	279	5,198
Annaly Capital Management, Inc.	515	5,268
Blackstone Mortgage Trust, Inc., Class A(a)	171	5,730
Chimera Investment Corp.(a)	275	4,986
MFA Financial, Inc.	693	5,093
New Residential Investment Corp.	301	5,364
Starwood Property Trust, Inc.	259	5,574
Two Harbors Investment Corp.	354	5,285
		42,498
Multiline Retail - 0.9%
Kohl's Corp.(a)	65	4,846
Macy's, Inc.	156	5,418
		10,264
Multi-Utilities - 0.5%
NorthWestern Corp.	99	5,807

Oil, Gas & Consumable Fuels - 5.1%
Antero Resources Corp.*(a)	283	5,012
Chevron Corp.(a)	42	5,136
HollyFrontier Corp.(a)	70	4,893
Murphy Oil Corp.	176	5,868
Newfield Exploration Co.*	169	4,872
Parsley Energy, Inc., Class A*	175	5,119
PBF Energy, Inc., Class A	113	5,640
PDC Energy, Inc.*	97	4,749
Range Resources Corp.	366	6,218
Southwestern Energy Co.*	920	4,701
Whiting Petroleum Corp.*	100	5,304
		57,512
Paper & Forest Products - 1.0%
Domtar Corp.	110	5,739
Louisiana-Pacific Corp.	191	5,059
		10,798
Pharmaceuticals - 2.7%
Allergan plc(a)	27	5,143
Horizon Pharma plc*(a)	243	4,758
Mallinckrodt plc*	149	4,367
Mylan NV*	135	4,941
Perrigo Co. plc	74	5,239
Pfizer, Inc.	146	6,434
		30,882
Professional Services - 0.9%
ManpowerGroup, Inc.	55	4,728
Nielsen Holdings plc	180	4,979
		9,707
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	233	4,809

Road & Rail - 1.6%
Genesee & Wyoming, Inc., Class A*(a)	69	6,278
Kansas City Southern(a)	49	5,551
Ryder System, Inc.	80	5,846
		17,675
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom, Inc.(a)	23	5,675
Cypress Semiconductor Corp.(a)	328	4,753
Intel Corp.(a)	99	4,682
Lam Research Corp.	27	4,096
Micron Technology, Inc.*	94	4,251
MKS Instruments, Inc.	55	4,408
ON Semiconductor Corp.*	214	3,944
Qorvo, Inc.*	66	5,075
Skyworks Solutions, Inc.	58	5,261
		42,145
Software - 0.9%
LogMeIn, Inc.	60	5,346
Symantec Corp.	253	5,384
		10,730
Specialty Retail - 2.3%
AutoNation, Inc.*(a)	109	4,529
Bed Bath & Beyond, Inc.(a)	300	4,500
Dick's Sporting Goods, Inc.(a)	147	5,216
Foot Locker, Inc.(a)	100	5,098
Signet Jewelers Ltd.	94	6,197
		25,540
Technology Hardware, Storage & Peripherals - 1.8%
Hewlett Packard Enterprise Co.(a)	355	5,790
NCR Corp.*	179	5,085
Western Digital Corp.	81	4,742
Xerox Corp.	198	5,342
		20,959
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	401	5,337
Radian Group, Inc.	252	5,209
		10,546
Trading Companies & Distributors - 1.4%
Air Lease Corp.(a)	119	5,460
GATX Corp.(a)	60	5,196

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

United Rentals, Inc.*	34	5,562
		16,218
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	109	5,028

TOTAL COMMON STOCKS (Cost $1,022,936)		1,053,030

TOTAL LONG POSITIONS (Cost $1,022,936)		1,053,030

SHORT POSITIONS - (95.4)%

COMMON STOCKS - (95.4)%

Aerospace & Defense - (1.9)%
BWX Technologies, Inc.	(75)	(4,691)
Harris Corp.	(33)	(5,584)
HEICO Corp.	(56)	(5,186)
TransDigm Group, Inc.*	(17)	(6,329)
		(21,790)
Air Freight & Logistics - (1.0)%
CH Robinson Worldwide, Inc.	(61)	(5,973)
Expeditors International of Washington, Inc.	(72)	(5,294)
		(11,267)
Auto Components - (0.5)%
Veoneer, Inc.*	(103)	(5,672)

Automobiles - (0.3)%
Tesla, Inc.*	(15)	(3,971)

Banks - (0.5)%
First Financial Bankshares, Inc.	(102)	(6,028)

Beverages - (1.3)%
Brown-Forman Corp., Class B	(97)	(4,903)
Coca-Cola Co. (The)	(117)	(5,404)
Monster Beverage Corp.*	(84)	(4,896)
		(15,203)
Biotechnology - (6.1)%
Agios Pharmaceuticals, Inc.*	(63)	(4,859)
Alkermes plc*	(114)	(4,838)
Alnylam Pharmaceuticals, Inc.*	(41)	(3,588)
BioMarin Pharmaceutical, Inc.*	(51)	(4,945)
Bluebird Bio, Inc.*	(30)	(4,380)
Clovis Oncology, Inc.*	(116)	(3,407)
Exact Sciences Corp.*	(68)	(5,367)
Incyte Corp.*	(83)	(5,734)
Ionis Pharmaceuticals, Inc.*	(116)	(5,983)
Ligand Pharmaceuticals, Inc.*	(20)	(5,490)
Neurocrine Biosciences, Inc.*	(41)	(5,041)
Seattle Genetics, Inc.*	(66)	(5,090)
Ultragenyx Pharmaceutical, Inc.*	(69)	(5,267)
Vertex Pharmaceuticals, Inc.*	(28)	(5,397)
		(69,386)
Building Products - (0.5)%
Lennox International, Inc.	(27)	(5,897)

Capital Markets - (3.2)%
Cboe Global Markets, Inc.	(55)	(5,278)
FactSet Research Systems, Inc.	(22)	(4,922)
MarketAxess Holdings, Inc.	(24)	(4,284)
Moody's Corp.	(32)	(5,350)
MSCI, Inc.	(34)	(6,032)
S&P Global, Inc.	(29)	(5,666)
SEI Investments Co.	(84)	(5,132)
		(36,664)
Chemicals - (4.5)%
Ecolab, Inc.	(40)	(6,271)
Ingevity Corp.*	(51)	(5,196)
International Flavors & Fragrances, Inc.	(44)	(6,121)
NewMarket Corp.	(13)	(5,271)
PPG Industries, Inc.	(51)	(5,566)
RPM International, Inc.	(76)	(4,935)
Sensient Technologies Corp.	(74)	(5,662)
Sherwin-Williams Co. (The)	(13)	(5,918)
Valvoline, Inc.	(264)	(5,679)
		(50,619)
Commercial Services & Supplies - (2.2)%
Cintas Corp.	(24)	(4,747)
Copart, Inc.*	(79)	(4,071)
Healthcare Services Group, Inc.	(122)	(4,956)
Rollins, Inc.	(100)	(6,069)
Waste Management, Inc.	(56)	(5,060)
		(24,903)
Communications Equipment - (0.4)%
Arista Networks, Inc.*	(17)	(4,520)

Distributors - (0.6)%
Pool Corp.	(38)	(6,341)

Diversified Consumer Services - (0.4)%
Bright Horizons Family Solutions, Inc.*	(43)	(5,067)

Electric Utilities - (1.4)%
Alliant Energy Corp.	(130)	(5,534)
IDACORP, Inc.	(52)	(5,160)
NextEra Energy, Inc.	(31)	(5,196)
		(15,890)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Electrical Equipment - (0.5)%
Rockwell Automation, Inc.	(31)	(5,813)

Electronic Equipment, Instruments & Components - (1.5)%
Amphenol Corp., Class A	(58)	(5,453)
Cognex Corp.	(95)	(5,303)
National Instruments Corp.	(130)	(6,283)
		(17,039)
Energy Equipment & Services - (3.3)%
Apergy Corp.*	(124)	(5,401)
Baker Hughes a GE Co.	(141)	(4,770)
Core Laboratories NV	(44)	(5,097)
Ensco plc, Class A	(750)	(6,330)
National Oilwell Varco, Inc.	(131)	(5,643)
Schlumberger Ltd.	(80)	(4,874)
Weatherford International plc*	(2,133)	(5,780)
		(37,895)
Entertainment - (1.9)%
Activision Blizzard, Inc.	(71)	(5,907)
Electronic Arts, Inc.*	(41)	(4,940)
Live Nation Entertainment, Inc.*	(103)	(5,610)
Take-Two Interactive Software, Inc.*	(38)	(5,244)
		(21,701)
Equity Real Estate Investment Trusts (REITs) - (17.1)%
Alexandria Real Estate Equities, Inc.	(41)	(5,157)
American Tower Corp.	(40)	(5,812)
Apartment Investment & Management Co., Class A	(128)	(5,649)
Boston Properties, Inc.	(43)	(5,293)
Camden Property Trust	(59)	(5,521)
CoreSite Realty Corp.	(44)	(4,890)
Crown Castle International Corp.	(52)	(5,789)
CubeSmart	(174)	(4,964)
CyrusOne, Inc.	(76)	(4,818)
Digital Realty Trust, Inc.	(48)	(5,399)
Douglas Emmett, Inc.	(147)	(5,545)
Duke Realty Corp.	(186)	(5,277)
EastGroup Properties, Inc.	(58)	(5,546)
Equinix, Inc.	(12)	(5,195)
Equity LifeStyle Properties, Inc.	(63)	(6,076)
Equity Residential	(75)	(4,970)
Essex Property Trust, Inc.	(21)	(5,181)
Extra Space Storage, Inc.	(61)	(5,285)
Federal Realty Investment Trust	(42)	(5,312)
First Industrial Realty Trust, Inc.	(164)	(5,150)
Healthcare Realty Trust, Inc.	(198)	(5,793)
Iron Mountain, Inc.	(168)	(5,799)
Lamar Advertising Co., Class A	(76)	(5,913)
Macerich Co. (The)	(98)	(5,418)
Public Storage	(26)	(5,242)
Rayonier, Inc.	(140)	(4,733)
Ryman Hospitality Properties, Inc.	(66)	(5,687)
SBA Communications Corp.*	(31)	(4,980)
Simon Property Group, Inc.	(33)	(5,833)
Sun Communities, Inc.	(56)	(5,686)
Taubman Centers, Inc.	(79)	(4,727)
UDR, Inc.	(138)	(5,579)
Uniti Group, Inc.	(260)	(5,239)
Urban Edge Properties	(247)	(5,454)
Vornado Realty Trust	(79)	(5,767)
Washington REIT	(181)	(5,548)
		(194,227)
Food Products - (0.9)%
Lamb Weston Holdings, Inc.	(78)	(5,195)
Lancaster Colony Corp.	(33)	(4,924)
		(10,119)
Gas Utilities - (1.5)%
Atmos Energy Corp.	(61)	(5,728)
New Jersey Resources Corp.	(127)	(5,855)
ONE Gas, Inc.	(68)	(5,595)
		(17,178)
Health Care Equipment & Supplies - (2.4)%
ABIOMED, Inc.*	(14)	(6,297)
Align Technology, Inc.*	(16)	(6,260)
DexCom, Inc.*	(35)	(5,006)
IDEXX Laboratories, Inc.*	(20)	(4,993)
Intuitive Surgical, Inc.*	(9)	(5,166)
		(27,722)
Health Care Technology - (0.5)%
Veeva Systems, Inc., Class A*	(49)	(5,335)

Hotels, Restaurants & Leisure - (4.7)%
Chipotle Mexican Grill, Inc.*	(12)	(5,454)
Choice Hotels International, Inc.	(67)	(5,581)
Domino's Pizza, Inc.	(17)	(5,012)
Dunkin' Brands Group, Inc.	(76)	(5,603)
Hilton Worldwide Holdings, Inc.	(67)	(5,412)
Marriott International, Inc., Class A	(36)	(4,753)
McDonald's Corp.	(35)	(5,855)
Vail Resorts, Inc.	(17)	(4,665)
Wendy's Co. (The)	(308)	(5,279)
Yum! Brands, Inc.	(60)	(5,455)
		(53,069)
Household Products - (1.1)%
Clorox Co. (The)	(42)	(6,317)
Colgate-Palmolive Co.	(86)	(5,758)
		(12,075)
Independent Power and Renewable Electricity Producers - (0.6)%
NRG Energy, Inc.	(168)	(6,283)

Industrial Conglomerates - (0.5)%
3M Co.	(27)	(5,689)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Insurance - (0.5)%
Marsh & McLennan Cos., Inc.	(65)	(5,377)

Internet & Direct Marketing Retail - (2.5)%
Amazon.com, Inc.*	(3)	(6,009)
GrubHub, Inc.*	(35)	(4,852)
Netflix, Inc.*	(15)	(5,612)
TripAdvisor, Inc.*	(104)	(5,311)
Wayfair, Inc., Class A*	(44)	(6,497)
		(28,281)
IT Services - (7.0)%
Accenture plc, Class A	(33)	(5,617)
Acxiom Holdings, Inc.*	(112)	(5,534)
Automatic Data Processing, Inc.	(35)	(5,273)
Broadridge Financial Solutions, Inc.	(38)	(5,014)
Fiserv, Inc.*	(74)	(6,096)
Gartner, Inc.*	(34)	(5,389)
Global Payments, Inc.	(46)	(5,860)
Jack Henry & Associates, Inc.	(32)	(5,122)
Mastercard, Inc., Class A	(29)	(6,456)
Paychex, Inc.	(77)	(5,671)
PayPal Holdings, Inc.*	(66)	(5,797)
Square, Inc., Class A*	(57)	(5,644)
VeriSign, Inc.*	(32)	(5,124)
Visa, Inc., Class A	(43)	(6,454)
		(79,051)
Leisure Products - (0.5)%
Mattel, Inc.*	(348)	(5,464)

Life Sciences Tools & Services - (0.5)%
Illumina, Inc.*	(14)	(5,139)

Machinery - (3.0)%
Donaldson Co., Inc.	(111)	(6,467)
Flowserve Corp.	(98)	(5,359)
Graco, Inc.	(120)	(5,561)
IDEX Corp.	(39)	(5,876)
Toro Co. (The)	(93)	(5,577)
Welbilt, Inc.*	(277)	(5,784)
		(34,624)
Media - (0.4)%
New York Times Co. (The), Class A	(218)	(5,047)

Oil, Gas & Consumable Fuels - (2.0)%
Cheniere Energy, Inc.*	(81)	(5,629)
Diamondback Energy, Inc.	(42)	(5,678)
Hess Corp.	(89)	(6,370)
ONEOK, Inc.	(77)	(5,220)
		(22,897)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(34)	(4,941)

Professional Services - (1.4)%
CoStar Group, Inc.*	(11)	(4,629)
TransUnion	(78)	(5,739)
Verisk Analytics, Inc.*	(43)	(5,184)
		(15,552)
Road & Rail - (0.5)%
Landstar System, Inc.	(48)	(5,856)

Semiconductors & Semiconductor Equipment - (1.4)%
Advanced Micro Devices, Inc.*	(203)	(6,271)
Monolithic Power Systems, Inc.	(34)	(4,268)
NVIDIA Corp.	(21)	(5,901)
		(16,440)
Software - (7.0)%
Adobe Systems, Inc.*	(23)	(6,209)
Aspen Technology, Inc.*	(44)	(5,012)
Autodesk, Inc.*	(33)	(5,152)
Guidewire Software, Inc.*	(58)	(5,859)
Intuit, Inc.	(27)	(6,140)
Paycom Software, Inc.*	(33)	(5,128)
Proofpoint, Inc.*	(49)	(5,210)
PTC, Inc.*	(51)	(5,416)
Red Hat, Inc.*	(35)	(4,770)
salesforce.com, Inc.*	(33)	(5,248)
ServiceNow, Inc.*	(26)	(5,086)
Splunk, Inc.*	(40)	(4,836)
Tableau Software, Inc., Class A*	(45)	(5,028)
Ultimate Software Group, Inc. (The)*	(16)	(5,155)
Workday, Inc., Class A*	(33)	(4,817)
		(79,066)
Specialty Retail - (2.1)%
Burlington Stores, Inc.*	(35)	(5,702)
Five Below, Inc.*	(54)	(7,023)
Home Depot, Inc. (The)	(28)	(5,800)
Ross Stores, Inc.	(53)	(5,253)
		(23,778)
Textiles, Apparel & Luxury Goods - (1.9)%
Lululemon Athletica, Inc.*	(33)	(5,362)
NIKE, Inc., Class B	(62)	(5,253)
Under Armour, Inc., Class A*	(234)	(4,966)
VF Corp.	(63)	(5,887)
		(21,468)
Trading Companies & Distributors - (1.4)%
Fastenal Co.	(102)	(5,918)
Watsco, Inc.	(29)	(5,165)
WW Grainger, Inc.	(14)	(5,004)
		(16,087)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Water Utilities - (1.0)%
American Water Works Co., Inc.	(60)	(5,278)
Aqua America, Inc.	(155)	(5,720)
		(10,998)
Wireless Telecommunication Services - (0.6)%
T-Mobile US, Inc.*	(89)	(6,246)

TOTAL COMMON STOCKS (Proceeds $(870,837))		(1,083,675)

TOTAL SHORT POSITIONS (Proceeds $(870,837))		(1,083,675)

Total Investments - (2.7)% (Cost $152,099)		(30,645)
Other Assets Less Liabilities - 102.7%		1,166,412
Net Assets - 100.0%		1,135,767

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $529,530.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2018

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	113,210	10/3/2019	Morgan Stanley	2.66%	Dow Jones U.S. Relative Value Total Return Index(4)	10,967
						10,967
USD	(106,896)	10/3/2019	Morgan Stanley	(1.86)%	Dow Jones U.S. Short Relative Value Total Return Index(5)	(24,515)
						(24,515)
						(13,548)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Dow Jones U.S. Relative Value Total Return Index (DJLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.
(5)	The Dow Jones U.S. Short Relative Value Total Return Index (DJSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 88.6%

COMMON STOCKS - 88.6%

Auto Components - 1.6%
Dana, Inc.(a)	438	8,178
Delphi Technologies plc(a)	254	7,965
Tenneco, Inc.	196	8,259
Visteon Corp.*	82	7,618
		32,020
Banks - 3.8%
Bank of Hawaii Corp.(a)	106	8,365
Cathay General Bancorp(a)	216	8,951
First Financial Bankshares, Inc.(a)	148	8,747
Fulton Financial Corp.(a)	496	8,258
Glacier Bancorp, Inc.(a)	196	8,446
Home BancShares, Inc.(a)	376	8,234
Investors Bancorp, Inc.(a)	672	8,245
UMB Financial Corp.	118	8,366
Valley National Bancorp	684	7,695
		75,307
Biotechnology - 2.1%
Agios Pharmaceuticals, Inc.*(a)	104	8,021
Clovis Oncology, Inc.*(a)	252	7,401
Ligand Pharmaceuticals, Inc.*(a)	34	9,333
Ultragenyx Pharmaceutical, Inc.*	106	8,092
United Therapeutics Corp.*	72	9,207
		42,054
Building Products - 0.4%
Armstrong World Industries, Inc.*(a)	128	8,909

Capital Markets - 1.4%
BGC Partners, Inc., Class A(a)	770	9,102
Federated Investors, Inc., Class B(a)	370	8,924
Legg Mason, Inc.(a)	286	8,932
		26,958
Chemicals - 2.3%
Platform Specialty Products Corp.*	740	9,228
PolyOne Corp.	196	8,569
Sensient Technologies Corp.	130	9,946
Trinseo SA	118	9,240
Westlake Chemical Corp.	94	7,812
		44,795
Commercial Services & Supplies - 2.7%
Brink's Co. (The)(a)	110	7,673
Clean Harbors, Inc.*(a)	130	9,305
Deluxe Corp.(a)	152	8,655
Healthcare Services Group, Inc.(a)	224	9,099
MSA Safety, Inc.	88	9,367
Tetra Tech, Inc.	128	8,742
		52,841
Communications Equipment - 2.2%
ARRIS International plc*(a)	330	8,577
Ciena Corp.*(a)	280	8,747
Lumentum Holdings, Inc.*(a)	130	7,794
NetScout Systems, Inc.*	360	9,090
ViaSat, Inc.*	136	8,697
		42,905
Construction & Engineering - 1.7%
Dycom Industries, Inc.*(a)	108	9,137
EMCOR Group, Inc.(a)	112	8,412
MasTec, Inc.*	186	8,305
Valmont Industries, Inc.	58	8,033
		33,887
Construction Materials - 0.4%
Summit Materials, Inc., Class A*	420	7,636

Consumer Finance - 0.5%
Navient Corp.	686	9,247

Containers & Packaging - 0.9%
Owens-Illinois, Inc.*	480	9,019
Silgan Holdings, Inc.	328	9,119
		18,138
Diversified Consumer Services - 0.5%
Graham Holdings Co., Class B(a)	16	9,269

Electric Utilities - 1.4%
ALLETE, Inc.(a)	116	8,701
PNM Resources, Inc.	238	9,389
Portland General Electric Co.	196	8,940
		27,030
Electrical Equipment - 1.4%
EnerSys(a)	112	9,759
Generac Holdings, Inc.*(a)	174	9,815
Regal Beloit Corp.	106	8,740
		28,314
Electronic Equipment, Instruments & Components - 2.1%
Belden, Inc.(a)	122	8,712
Coherent, Inc.*(a)	48	8,265
Dolby Laboratories, Inc., Class A(a)	128	8,956
SYNNEX Corp.	86	7,284
Tech Data Corp.*	124	8,875
		42,092
Energy Equipment & Services - 1.8%
Apergy Corp.*(a)	198	8,625
Patterson-UTI Energy, Inc.	494	8,452
US Silica Holdings, Inc.	426	8,022
Weatherford International plc*	3,744	10,146
		35,245

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Entertainment - 0.5%
Cinemark Holdings, Inc.(a)	264	10,613

Equity Real Estate Investment Trusts (REITs) - 11.5%
Brandywine Realty Trust(a)	532	8,363
Columbia Property Trust, Inc.(a)	372	8,794
CoreCivic, Inc.(a)	374	9,099
CoreSite Realty Corp.(a)	80	8,891
Corporate Office Properties Trust	292	8,710
Cousins Properties, Inc.(a)	972	8,641
DDR Corp.(a)	642	8,596
First Industrial Realty Trust, Inc.(a)	292	9,169
GEO Group, Inc. (The)(a)	322	8,101
Healthcare Realty Trust, Inc.(a)	318	9,305
JBG SMITH Properties(a)	236	8,692
National Health Investors, Inc.	118	8,920
Outfront Media, Inc.	468	9,337
Paramount Group, Inc.	602	9,084
Physicians Realty Trust(a)	510	8,599
Piedmont Office Realty Trust, Inc., Class A	450	8,518
Retail Properties of America, Inc., Class A	682	8,314
RLJ Lodging Trust	406	8,944
Sabra Health Care REIT, Inc.	380	8,786
Spirit Realty Capital, Inc.	1,090	8,785
Sunstone Hotel Investors, Inc.	512	8,376
Tanger Factory Outlet Centers, Inc.	398	9,106
Taubman Centers, Inc.	138	8,257
Uniti Group, Inc.	428	8,624
Urban Edge Properties	408	9,009
Weingarten Realty Investors	310	9,226
		228,246
Food & Staples Retailing - 0.9%
Sprouts Farmers Market, Inc.*	372	10,197
US Foods Holding Corp.*	254	7,828
		18,025
Food Products - 1.7%
Flowers Foods, Inc.(a)	408	7,613
Hain Celestial Group, Inc. (The)*(a)	300	8,136
Lancaster Colony Corp.(a)	58	8,654
TreeHouse Foods, Inc.*	186	8,900
		33,303
Gas Utilities - 1.9%
New Jersey Resources Corp.	196	9,036
ONE Gas, Inc.	118	9,709
Southwest Gas Holdings, Inc.	118	9,325
Spire, Inc.	122	8,973
		37,043
Health Care Equipment & Supplies - 2.3%
Avanos Medical, Inc.*(a)	124	8,494
Haemonetics Corp.*(a)	80	9,166
Integra LifeSciences Holdings Corp.*(a)	142	9,354
Masimo Corp.*(a)	76	9,465
NuVasive, Inc.*	128	9,085
		45,564
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc.*(a)	218	7,674
Chemed Corp.(a)	28	8,948
MEDNAX, Inc.*(a)	190	8,865
Molina Healthcare, Inc.*	64	9,517
		35,004
Health Care Technology - 0.4%
Medidata Solutions, Inc.*	112	8,211

Hotels, Restaurants & Leisure - 3.0%
Choice Hotels International, Inc.(a)	114	9,496
Cracker Barrel Old Country Store, Inc.	54	7,945
Hyatt Hotels Corp., Class A(a)	106	8,436
Jack in the Box, Inc.(a)	102	8,551
Marriott Vacations Worldwide Corp.	74	8,269
Texas Roadhouse, Inc.	130	9,008
Wendy's Co. (The)	526	9,016
		60,721
Household Durables - 0.9%
Tempur Sealy International, Inc.*	162	8,570
Tupperware Brands Corp.	276	9,232
		17,802
Household Products - 0.4%
Energizer Holdings, Inc.(a)	150	8,797

Insurance - 1.8%
Aspen Insurance Holdings Ltd.(a)	220	9,196
CNO Financial Group, Inc.(a)	444	9,422
ProAssurance Corp.	186	8,733
RLI Corp.	116	9,115
		36,466
Interactive Media & Services - 0.5%
Yelp, Inc.*	190	9,348

IT Services - 2.1%
CACI International, Inc., Class A*(a)	46	8,471
Conduent, Inc.*(a)	388	8,738
CoreLogic, Inc.*(a)	170	8,400
MAXIMUS, Inc.	136	8,848
Science Applications International Corp.	102	8,221
		42,678

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc., Class A*(a)	30	9,390
Bruker Corp.(a)	252	8,429
Charles River Laboratories International, Inc.*(a)	78	10,494
PRA Health Sciences, Inc.*	84	9,256
		37,569
Machinery - 2.8%
Barnes Group, Inc.(a)	132	9,376
Colfax Corp.*(a)	264	9,520
Kennametal, Inc.(a)	220	9,583
Terex Corp.	212	8,461
Timken Co. (The)	192	9,571
Woodward, Inc.	118	9,542
		56,053
Media - 2.7%
AMC Networks, Inc., Class A*(a)	144	9,553
Cable One, Inc.(a)	10	8,836
John Wiley & Sons, Inc., Class A(a)	136	8,241
Liberty Latin America Ltd., Class C*(a)	452	9,325
New York Times Co. (The), Class A	374	8,658
TEGNA, Inc.	774	9,257
		53,870
Metals & Mining - 0.9%
Allegheny Technologies, Inc.*(a)	328	9,692
Compass Minerals International, Inc.(a)	130	8,736
		18,428
Mortgage Real Estate Investment Trusts (REITs) - 1.7%
Blackstone Mortgage Trust, Inc., Class A(a)	272	9,115
Chimera Investment Corp.(a)	498	9,029
MFA Financial, Inc.	1,120	8,232
Two Harbors Investment Corp.	564	8,420
		34,796
Multi-Utilities - 0.9%
Black Hills Corp.(a)	154	8,946
NorthWestern Corp.	150	8,799
		17,745
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp.*(a)	484	8,571
Chesapeake Energy Corp.*(a)	2,036	9,142
CNX Resources Corp.*(a)	506	7,241
PDC Energy, Inc.*	160	7,833
QEP Resources, Inc.*	902	10,211
Range Resources Corp.	534	9,073
Whiting Petroleum Corp.*	170	9,017
		61,088
Paper & Forest Products - 0.9%
Domtar Corp.	184	9,599
Louisiana-Pacific Corp.(a)	330	8,742
		18,341
Personal Products - 0.8%
Edgewell Personal Care Co.*(a)	160	7,397
Nu Skin Enterprises, Inc., Class A	108	8,901
		16,298
Pharmaceuticals - 0.4%
Horizon Pharma plc*(a)	424	8,302

Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	422	8,710

Road & Rail - 0.9%
Avis Budget Group, Inc.*(a)	278	8,935
Ryder System, Inc.	120	8,768
		17,703
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc.*(a)	204	7,875
Cree, Inc.*(a)	186	7,044
Integrated Device Technology, Inc.*(a)	210	9,872
Silicon Laboratories, Inc.*	84	7,711
Versum Materials, Inc.	236	8,498
		41,000
Software - 3.2%
ACI Worldwide, Inc.*(a)	316	8,892
Ellie Mae, Inc.*(a)	92	8,719
FireEye, Inc.*(a)	580	9,860
j2 Global, Inc.(a)	108	8,948
Manhattan Associates, Inc.*(a)	154	8,408
Nuance Communications, Inc.*	548	9,491
Verint Systems, Inc.*	186	9,319
		63,637
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.(a)	380	9,435
AutoNation, Inc.*(a)	186	7,728
Bed Bath & Beyond, Inc.(a)	502	7,530
Murphy USA, Inc.*	108	9,230
Signet Jewelers Ltd.	138	9,098
Urban Outfitters, Inc.*	214	8,753
		51,774
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp.*	316	8,978

Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc.(a)	88	8,677
Deckers Outdoor Corp.*(a)	78	9,249
Skechers U.S.A., Inc., Class A*	306	8,547
Under Armour, Inc., Class A*	438	9,294

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Wolverine World Wide, Inc.	228	8,903
		44,670
Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd.*	206	9,115
Radian Group, Inc.	440	9,095
		18,210
Trading Companies & Distributors - 1.9%
Air Lease Corp.(a)	210	9,635
MSC Industrial Direct Co., Inc., Class A	106	9,340
Univar, Inc.*	328	10,056
WESCO International, Inc.*	158	9,709
		38,740
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	190	8,765

Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	326	9,920

TOTAL COMMON STOCKS (Cost $1,636,411)		1,763,065

TOTAL LONG POSITIONS (Cost $1,636,411)		1,763,065

SHORT POSITIONS - (90.5)%

COMMON STOCKS - (90.5)%

Aerospace & Defense - (2.8)%
Boeing Co. (The)	(24)	(8,926)
General Dynamics Corp.	(44)	(9,008)
Lockheed Martin Corp.	(28)	(9,687)
Northrop Grumman Corp.	(30)	(9,521)
Raytheon Co.	(46)	(9,506)
United Technologies Corp.	(72)	(10,066)
		(56,714)
Air Freight & Logistics - (0.9)%
FedEx Corp.	(36)	(8,668)
United Parcel Service, Inc., Class B	(78)	(9,107)
		(17,775)
Airlines - (0.9)%
Delta Air Lines, Inc.	(152)	(8,790)
Southwest Airlines Co.	(146)	(9,118)
		(17,908)
Automobiles - (1.3)%
Ford Motor Co.	(946)	(8,751)
General Motors Co.	(248)	(8,350)
Tesla, Inc.*	(30)	(7,943)
		(25,044)
Banks - (4.0)%
Bank of America Corp.	(306)	(9,015)
BB&T Corp.	(176)	(8,543)
Citigroup, Inc.	(134)	(9,613)
JPMorgan Chase & Co.	(86)	(9,704)
M&T Bank Corp.	(52)	(8,556)
PNC Financial Services Group, Inc. (The)	(60)	(8,172)
SunTrust Banks, Inc.	(134)	(8,950)
US Bancorp	(162)	(8,555)
Wells Fargo & Co.	(166)	(8,725)
		(79,833)
Beverages - (1.4)%
Coca-Cola Co. (The)	(200)	(9,238)
Constellation Brands, Inc., Class A	(38)	(8,194)
PepsiCo, Inc.	(88)	(9,838)
		(27,270)
Biotechnology - (2.3)%
AbbVie, Inc.	(92)	(8,702)
Amgen, Inc.	(46)	(9,535)
Biogen, Inc.*	(26)	(9,186)
Celgene Corp.*	(94)	(8,412)
Gilead Sciences, Inc.	(118)	(9,111)
		(44,946)
Building Products - (0.4)%
Johnson Controls International plc	(256)	(8,960)

Capital Markets - (5.1)%
Ameriprise Financial, Inc.	(62)	(9,155)
Bank of New York Mellon Corp. (The)	(168)	(8,566)
BlackRock, Inc.	(18)	(8,484)
Charles Schwab Corp. (The)	(160)	(7,864)
CME Group, Inc.	(50)	(8,511)
Goldman Sachs Group, Inc. (The)	(40)	(8,970)
Intercontinental Exchange, Inc.	(116)	(8,687)
Moody's Corp.	(52)	(8,694)
Morgan Stanley	(176)	(8,196)
S&P Global, Inc.	(42)	(8,206)
State Street Corp.	(102)	(8,546)
T. Rowe Price Group, Inc.	(76)	(8,298)
		(102,177)
Chemicals - (3.3)%
Air Products & Chemicals, Inc.	(58)	(9,689)
DowDuPont, Inc.	(136)	(8,746)
Ecolab, Inc.	(62)	(9,720)
LyondellBasell Industries NV, Class A	(80)	(8,201)
PPG Industries, Inc.	(88)	(9,603)
Praxair, Inc.	(60)	(9,644)
Sherwin-Williams Co. (The)	(22)	(10,015)
		(65,618)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Commercial Services & Supplies - (0.4)%
Waste Management, Inc.	(98)	(8,855)

Communications Equipment - (0.5)%
Cisco Systems, Inc.	(186)	(9,049)

Consumer Finance - (1.8)%
American Express Co.	(84)	(8,945)
Capital One Financial Corp.	(90)	(8,544)
Discover Financial Services	(122)	(9,327)
Synchrony Financial	(260)	(8,081)
		(34,897)
Containers & Packaging - (0.4)%
International Paper Co.	(162)	(7,962)

Diversified Financial Services - (0.5)%
Berkshire Hathaway, Inc., Class B*	(44)	(9,421)

Diversified Telecommunication Services - (0.5)%
AT&T, Inc.	(274)	(9,201)

Electric Utilities - (2.3)%
American Electric Power Co., Inc.	(130)	(9,215)
Duke Energy Corp.	(108)	(8,642)
Exelon Corp.	(224)	(9,780)
NextEra Energy, Inc.	(54)	(9,050)
Southern Co. (The)	(204)	(8,894)
		(45,581)
Electrical Equipment - (0.9)%
Eaton Corp. plc	(114)	(9,887)
Emerson Electric Co.	(118)	(9,037)
		(18,924)
Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A	(98)	(9,214)
Corning, Inc.	(266)	(9,390)
TE Connectivity Ltd.	(94)	(8,265)
		(26,869)
Energy Equipment & Services - (0.9)%
Halliburton Co.	(224)	(9,079)
Schlumberger Ltd.	(134)	(8,163)
		(17,242)
Entertainment - (1.5)%
Activision Blizzard, Inc.	(118)	(9,816)
Electronic Arts, Inc.*	(78)	(9,398)
Walt Disney Co. (The)	(86)	(10,057)
		(29,271)
Equity Real Estate Investment Trusts (REITs) - (4.9)%
American Tower Corp.	(58)	(8,427)
AvalonBay Communities, Inc.	(48)	(8,695)
Crown Castle International Corp.	(80)	(8,906)
Digital Realty Trust, Inc.	(78)	(8,774)
Equinix, Inc.	(20)	(8,658)
Equity Residential	(142)	(9,409)
Prologis, Inc.	(136)	(9,220)
Public Storage	(40)	(8,065)
Simon Property Group, Inc.	(52)	(9,191)
Welltower, Inc.	(144)	(9,262)
Weyerhaeuser Co.	(252)	(8,132)
		(96,739)
Food & Staples Retailing - (1.8)%
Costco Wholesale Corp.	(38)	(8,925)
Sysco Corp.	(130)	(9,522)
Walgreens Boots Alliance, Inc.	(130)	(9,477)
Walmart, Inc.	(94)	(8,828)
		(36,752)
Food Products - (1.3)%
General Mills, Inc.	(192)	(8,241)
Kraft Heinz Co. (The)	(140)	(7,715)
Mondelez International, Inc., Class A	(220)	(9,451)
		(25,407)
Health Care Equipment & Supplies - (1.9)%
Abbott Laboratories	(138)	(10,124)
Becton Dickinson and Co.	(34)	(8,874)
Danaher Corp.	(84)	(9,127)
Medtronic plc	(92)	(9,050)
		(37,175)
Health Care Providers & Services - (1.4)%
Anthem, Inc.	(34)	(9,318)
CVS Health Corp.	(118)	(9,289)
UnitedHealth Group, Inc.	(36)	(9,577)
		(28,184)
Hotels, Restaurants & Leisure - (2.8)%
Carnival Corp.	(156)	(9,948)
Las Vegas Sands Corp.	(136)	(8,069)
Marriott International, Inc., Class A	(64)	(8,450)
McDonald's Corp.	(56)	(9,368)
Starbucks Corp.	(184)	(10,459)
Yum! Brands, Inc.	(108)	(9,818)
		(56,112)
Household Products - (1.3)%
Colgate-Palmolive Co.	(134)	(8,971)
Kimberly-Clark Corp.	(78)	(8,864)
Procter & Gamble Co. (The)	(108)	(8,989)
		(26,824)
Industrial Conglomerates - (1.8)%
3M Co.	(46)	(9,693)
General Electric Co.	(692)	(7,813)
Honeywell International, Inc.	(60)	(9,984)
Roper Technologies, Inc.	(30)	(8,886)
		(36,376)
Insurance - (5.0)%
Aflac, Inc.	(192)	(9,037)
Allstate Corp. (The)	(98)	(9,673)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

American International Group, Inc.	(160)	(8,518)
Aon plc	(62)	(9,534)
Chubb Ltd.	(64)	(8,553)
Marsh & McLennan Cos., Inc.	(106)	(8,768)
MetLife, Inc.	(188)	(8,783)
Progressive Corp. (The)	(144)	(10,230)
Prudential Financial, Inc.	(96)	(9,727)
Travelers Cos., Inc. (The)	(70)	(9,080)
Willis Towers Watson plc	(56)	(7,893)
		(99,796)
Interactive Media & Services - (0.9)%
Alphabet, Inc., Class C*	(8)	(9,548)
Facebook, Inc., Class A*	(46)	(7,565)
		(17,113)
Internet & Direct Marketing Retail - (1.6)%
Amazon.com, Inc.*	(4)	(8,012)
Booking Holdings, Inc.*	(4)	(7,936)
eBay, Inc.*	(236)	(7,793)
Netflix, Inc.*	(22)	(8,231)
		(31,972)
IT Services - (4.6)%
Accenture plc, Class A	(54)	(9,191)
Automatic Data Processing, Inc.	(60)	(9,039)
Cognizant Technology Solutions Corp., Class A	(118)	(9,104)
Fidelity National Information Services, Inc.	(84)	(9,162)
Fiserv, Inc.*	(120)	(9,885)
International Business Machines Corp.	(60)	(9,073)
Mastercard, Inc., Class A	(42)	(9,350)
PayPal Holdings, Inc.*	(96)	(8,433)
Visa, Inc., Class A	(60)	(9,005)
Worldpay, Inc.*	(92)	(9,317)
		(91,559)
Life Sciences Tools & Services - (0.5)%
Thermo Fisher Scientific, Inc.	(38)	(9,275)

Machinery - (2.8)%
Caterpillar, Inc.	(66)	(10,064)
Cummins, Inc.	(62)	(9,056)
Deere & Co.	(58)	(8,719)
Illinois Tool Works, Inc.	(60)	(8,467)
PACCAR, Inc.	(132)	(9,001)
Parker-Hannifin Corp.	(52)	(9,565)
		(54,872)
Media - (0.9)%
Charter Communications, Inc., Class A*	(28)	(9,125)
Comcast Corp., Class A	(242)	(8,569)
		(17,694)
Metals & Mining - (0.9)%
Freeport-McMoRan, Inc.	(636)	(8,853)
Newmont Mining Corp.	(286)	(8,637)
		(17,490)
Multiline Retail - (0.9)%
Dollar General Corp.	(90)	(9,837)
Target Corp.	(102)	(8,997)
		(18,834)
Multi-Utilities - (1.8)%
Consolidated Edison, Inc.	(116)	(8,838)
Dominion Energy, Inc.	(128)	(8,996)
Public Service Enterprise Group, Inc.	(172)	(9,080)
Sempra Energy	(80)	(9,100)
		(36,014)
Oil, Gas & Consumable Fuels - (4.1)%
Anadarko Petroleum Corp.	(128)	(8,628)
Chevron Corp.	(76)	(9,293)
ConocoPhillips	(132)	(10,217)
EOG Resources, Inc.	(74)	(9,440)
Exxon Mobil Corp.	(110)	(9,352)
Marathon Petroleum Corp.	(108)	(8,637)
Occidental Petroleum Corp.	(106)	(8,710)
Phillips 66	(78)	(8,792)
Valero Energy Corp.	(78)	(8,873)
		(81,942)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(58)	(8,429)

Pharmaceuticals - (2.8)%
Allergan plc	(46)	(8,762)
Bristol-Myers Squibb Co.	(148)	(9,188)
Eli Lilly & Co.	(84)	(9,014)
Johnson & Johnson	(66)	(9,120)
Merck & Co., Inc.	(130)	(9,222)
Pfizer, Inc.	(216)	(9,519)
		(54,825)
Road & Rail - (1.4)%
CSX Corp.	(120)	(8,886)
Norfolk Southern Corp.	(52)	(9,386)
Union Pacific Corp.	(62)	(10,095)
		(28,367)
Semiconductors & Semiconductor Equipment - (3.8)%
Analog Devices, Inc.	(94)	(8,691)
Applied Materials, Inc.	(206)	(7,962)
Broadcom, Inc.	(38)	(9,376)
Intel Corp.	(180)	(8,512)
Lam Research Corp.	(52)	(7,888)
Micron Technology, Inc.*	(154)	(6,965)
NVIDIA Corp.	(32)	(8,993)
QUALCOMM, Inc.	(130)	(9,364)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Texas Instruments, Inc.	(78)	(8,369)
		(76,120)
Software - (2.9)%
Adobe Systems, Inc.*	(36)	(9,718)
Intuit, Inc.	(44)	(10,006)
Microsoft Corp.	(80)	(9,150)
Oracle Corp.	(190)	(9,796)
salesforce.com, Inc.*	(58)	(9,224)
ServiceNow, Inc.*	(46)	(8,999)
		(56,893)
Specialty Retail - (1.9)%
Home Depot, Inc. (The)	(48)	(9,943)
Lowe's Cos., Inc.	(82)	(9,415)
Ross Stores, Inc.	(94)	(9,315)
TJX Cos., Inc. (The)	(82)	(9,186)
		(37,859)
Technology Hardware, Storage & Peripherals - (0.9)%
Apple, Inc.	(40)	(9,029)
HP, Inc.	(366)	(9,432)
		(18,461)
Textiles, Apparel & Luxury Goods - (0.9)%
NIKE, Inc., Class B	(112)	(9,489)
VF Corp.	(96)	(8,971)
		(18,460)
Tobacco - (0.9)%
Altria Group, Inc.	(160)	(9,650)
Philip Morris International, Inc.	(106)	(8,643)
		(18,293)
TOTAL COMMON STOCKS (Proceeds $(1,484,826))		(1,801,354)

TOTAL SHORT POSITIONS (Proceeds $(1,484,826))		(1,801,354)

Total Investments - (1.9)% (Cost $151,585)		(38,289)
Other Assets Less Liabilities - 101.9%		2,029,464
Net Assets - 100.0%		1,991,175

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $876,717.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2018

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	217,783	10/3/2019	Morgan Stanley	2.56%	Dow Jones U.S. Thematic Long Size Total Return Index(4)	22,624
						22,624
USD	(220,814)	10/3/2019	Morgan Stanley	(1.86)%	Dow Jones U.S. Thematic Short Size Total Return Index(5)	(30,099)
						(30,099)
						(7,475)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Dow Jones U.S. Thematic Long Size Total Return Index (DJTLSST) is designed to measure the performance of 200 companies ranked as the smallest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.
(5)	The Dow Jones U.S. Thematic Short Size Total Return Index (DJTSSST) is designed to measure the performance of 200 companies ranked as the largest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 86.0%

COMMON STOCKS - 86.0%

Aerospace & Defense - 2.7%
BWX Technologies, Inc.(a)	792	49,532
Harris Corp.(a)	297	50,255
HEICO Corp.(a)	528	48,898
Lockheed Martin Corp.(a)	154	53,278
Northrop Grumman Corp.	165	52,366
Raytheon Co.	242	50,012
		304,341
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.(a)	506	49,547

Airlines - 0.9%
Alaska Air Group, Inc.(a)	715	49,235
JetBlue Airways Corp.*(a)	2,519	48,768
		98,003
Biotechnology - 0.9%
Regeneron Pharmaceuticals, Inc.*	121	48,889
United Therapeutics Corp.*	385	49,234
		98,123
Capital Markets - 0.4%
CME Group, Inc.(a)	275	46,808

Chemicals - 3.1%
Axalta Coating Systems Ltd.*(a)	1,584	46,189
Ecolab, Inc.(a)	319	50,013
International Flavors & Fragrances, Inc.(a)	374	52,031
NewMarket Corp.	121	49,067
PPG Industries, Inc.	440	48,017
Sherwin-Williams Co. (The)	110	50,073
Valvoline, Inc.	2,244	48,269
		343,659
Communications Equipment - 2.1%
Arista Networks, Inc.*(a)	165	43,867
F5 Networks, Inc.*(a)	253	50,453
InterDigital, Inc.(a)	583	46,640
Lumentum Holdings, Inc.*(a)	704	42,205
Palo Alto Networks, Inc.*	209	47,079
		230,244
Construction & Engineering - 0.4%
Valmont Industries, Inc.	341	47,228

Construction Materials - 0.8%
Martin Marietta Materials, Inc.	242	44,032
Vulcan Materials Co.	440	48,928
		92,960
Containers & Packaging - 1.3%
Ball Corp.(a)	1,155	50,809
Graphic Packaging Holding Co.(a)	3,410	47,774
Sonoco Products Co.	858	47,619
		146,202
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc.*(a)	407	47,961

Diversified Telecommunication Services - 0.4%
Zayo Group Holdings, Inc.*	1,386	48,122

Electric Utilities - 2.2%
ALLETE, Inc.(a)	638	47,856
IDACORP, Inc.(a)	495	49,119
OGE Energy Corp.	1,309	47,543
Portland General Electric Co.	1,034	47,161
Southern Co. (The)	1,100	47,960
		239,639
Electrical Equipment - 0.5%
Hubbell, Inc.(a)	385	51,424

Electronic Equipment, Instruments & Components - 0.4%
Jabil, Inc.(a)	1,628	44,086

Entertainment - 1.4%
Cinemark Holdings, Inc.(a)	1,287	51,738
Madison Square Garden Co. (The), Class A*	154	48,559
Viacom, Inc., Class B	1,628	54,961
		155,258
Equity Real Estate Investment Trusts (REITs) - 17.6%
Apartment Investment & Management Co., Class A(a)	1,100	48,543
AvalonBay Communities, Inc.(a)	264	47,824
Camden Property Trust(a)	506	47,346
Corporate Office Properties Trust	1,573	46,923
CubeSmart(a)	1,584	45,192
Duke Realty Corp.(a)	1,694	48,059
Equinix, Inc.(a)	110	47,618
Equity Commonwealth*(a)	1,507	48,360
Equity Residential(a)	715	47,376
Essex Property Trust, Inc.(a)	198	48,849
Extra Space Storage, Inc.(a)	528	45,746
HCP, Inc.(a)	1,782	46,902
Healthcare Realty Trust, Inc.(a)	1,562	45,704
Healthcare Trust of America, Inc., Class A(a)	1,683	44,886
Iron Mountain, Inc.(a)	1,342	46,326
Kimco Realty Corp.(a)	2,827	47,324
Liberty Property Trust(a)	1,100	46,475
Life Storage, Inc.(a)	495	47,104
Macerich Co. (The)	825	45,614
Medical Properties Trust, Inc.	3,212	47,891
Mid-America Apartment Communities, Inc.	462	46,283

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
National Health Investors, Inc.	605	45,732
National Retail Properties, Inc.	1,045	46,837
Omega Healthcare Investors, Inc.	1,463	47,942
Paramount Group, Inc.	3,036	45,813
Physicians Realty Trust(a)	2,761	46,550
Public Storage	231	46,577
Realty Income Corp.	825	46,934
Regency Centers Corp.	737	47,662
Retail Properties of America, Inc., Class A	3,795	46,261
Senior Housing Properties Trust	2,530	44,427
Simon Property Group, Inc.	264	46,662
Spirit Realty Capital, Inc.	5,775	46,546
STORE Capital Corp.	1,672	46,465
Taubman Centers, Inc.	748	44,753
UDR, Inc.	1,210	48,920
Ventas, Inc.	803	43,667
VEREIT, Inc.	6,171	44,801
Vornado Realty Trust	627	45,771
Weingarten Realty Investors	1,562	46,485
Welltower, Inc.	726	46,696
WP Carey, Inc.	726	46,689
		1,958,535
Food & Staples Retailing - 0.4%
Sprouts Farmers Market, Inc.*	1,815	49,749

Food Products - 2.1%
Bunge Ltd.(a)	737	50,639
Campbell Soup Co.(a)	1,221	44,725
Flowers Foods, Inc.(a)	2,409	44,952
Hormel Foods Corp.(a)	1,232	48,541
Kellogg Co.(a)	671	46,984
		235,841
Gas Utilities - 0.4%
Spire, Inc.	649	47,734

Health Care Equipment & Supplies - 1.3%
DexCom, Inc.*(a)	330	47,203
Haemonetics Corp.*(a)	429	49,155
NuVasive, Inc.*	693	49,189
		145,547
Health Care Providers & Services - 5.6%
Acadia Healthcare Co., Inc.*(a)	1,166	41,043
Anthem, Inc.(a)	187	51,247
Centene Corp.*(a)	330	47,778
Chemed Corp.(a)	154	49,215
Cigna Corp.(a)	253	52,687
Encompass Health Corp.(a)	594	46,302
HCA Healthcare, Inc.(a)	363	50,501
Humana, Inc.(a)	143	48,409
Laboratory Corp. of America Holdings*(a)	275	47,762
Magellan Health, Inc.*	660	47,553
MEDNAX, Inc.*	1,023	47,733
Universal Health Services, Inc., Class B	374	47,812
WellCare Health Plans, Inc.*	154	49,356
		627,398
Hotels, Restaurants & Leisure - 0.5%
Yum! Brands, Inc.	561	51,000

Household Durables - 0.9%
Garmin Ltd.(a)	715	50,086
Newell Brands, Inc.	2,222	45,106
		95,192
Household Products - 0.9%
Church & Dwight Co., Inc.(a)	858	50,939
Colgate-Palmolive Co.(a)	726	48,606
		99,545
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.(a)	385	46,893

Insurance - 1.3%
Everest Re Group Ltd.	220	50,263
Fidelity National Financial, Inc.(a)	1,199	47,181
Markel Corp.*	44	52,294
		149,738
Interactive Media & Services - 0.4%
Twitter, Inc.*	1,386	39,446

Internet & Direct Marketing Retail - 1.2%
eBay, Inc.*(a)	1,386	45,766
GrubHub, Inc.*(a)	330	45,745
Shutterfly, Inc.*	616	40,588
		132,099
IT Services - 4.3%
Amdocs Ltd.	737	48,627
CACI International, Inc., Class A*(a)	242	44,564
Cognizant Technology Solutions Corp., Class A(a)	616	47,524
Conduent, Inc.*(a)	2,090	47,067
DXC Technology Co.(a)	528	49,379
First Data Corp., Class A*(a)	1,892	46,297
Fiserv, Inc.*(a)	605	49,840
Genpact Ltd.(a)	1,573	48,149
VeriSign, Inc.*	297	47,556
Worldpay, Inc.*	495	50,129
		479,132
Leisure Products - 0.9%
Hasbro, Inc.(a)	484	50,878
Mattel, Inc.*	3,124	49,047
		99,925
Machinery - 2.7%
Dover Corp.(a)	561	49,665

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Hillenbrand, Inc.(a)	946	49,476
Ingersoll-Rand plc(a)	473	48,388
Middleby Corp. (The)*	396	51,222
Nordson Corp.	352	48,893
Snap-on, Inc.	275	50,490
		298,134
Media - 1.7%
John Wiley & Sons, Inc., Class A(a)	748	45,329
Liberty Global plc, Class C*(a)	1,859	52,349
New York Times Co. (The), Class A	2,079	48,129
Omnicom Group, Inc.	704	47,886
		193,693
Metals & Mining - 0.9%
Newmont Mining Corp.	1,551	46,840
Royal Gold, Inc.	627	48,317
		95,157
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
AGNC Investment Corp.(a)	2,541	47,339
Annaly Capital Management, Inc.	4,532	46,362
Starwood Property Trust, Inc.	2,189	47,107
		140,808
Multiline Retail - 0.9%
Dollar General Corp.(a)	451	49,294
Dollar Tree, Inc.*(a)	605	49,338
		98,632
Multi-Utilities - 1.7%
Ameren Corp.(a)	759	47,984
MDU Resources Group, Inc.	1,727	44,367
NiSource, Inc.	1,782	44,407
NorthWestern Corp.	803	47,104
		183,862
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.(a)	748	50,423
Cabot Oil & Gas Corp.(a)	2,024	45,580
Chevron Corp.(a)	407	49,768
Cimarex Energy Co.	572	53,162
Continental Resources, Inc.*(a)	726	49,571
HollyFrontier Corp.(a)	649	45,365
Occidental Petroleum Corp.	605	49,713
PBF Energy, Inc., Class A	924	46,117
Southwestern Energy Co.*	8,668	44,293
Targa Resources Corp.	880	49,553
		483,545
Personal Products - 0.9%
Coty, Inc., Class A(a)	3,905	49,047
Herbalife Nutrition Ltd.*(a)	847	46,204
		95,251
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co.(a)	803	49,850
Nektar Therapeutics*	726	44,257
		94,107
Professional Services - 1.3%
Nielsen Holdings plc	1,870	51,724
TransUnion	638	46,944
Verisk Analytics, Inc.*	407	49,064
		147,732
Road & Rail - 1.3%
JB Hunt Transport Services, Inc.(a)	396	47,100
Kansas City Southern(a)	418	47,351
Ryder System, Inc.	627	45,815
		140,266
Semiconductors & Semiconductor Equipment - 1.3%
Qorvo, Inc.*	605	46,518
Semtech Corp.*	803	44,647
Skyworks Solutions, Inc.	528	47,895
		139,060
Software - 2.2%
Blackbaud, Inc.(a)	462	46,884
Ellie Mae, Inc.*(a)	451	42,741
Fortinet, Inc.*(a)	572	52,779
Symantec Corp.	2,387	50,795
Ultimate Software Group, Inc. (The)*	154	49,617
		242,816
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.(a)	1,870	46,432
Bed Bath & Beyond, Inc.(a)	2,706	40,590
Burlington Stores, Inc.*(a)	286	46,595
Gap, Inc. (The)(a)	1,595	46,016
L Brands, Inc.(a)	1,837	55,661
Tiffany & Co.	396	51,072
TJX Cos., Inc. (The)	440	49,289
Ulta Beauty, Inc.*	187	52,756
Urban Outfitters, Inc.*	1,045	42,741
		431,152
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp.*(a)	396	46,958
Lululemon Athletica, Inc.*(a)	308	50,047
NIKE, Inc., Class B	594	50,324
Skechers U.S.A., Inc., Class A*	1,639	45,777
Tapestry, Inc.	957	48,108
VF Corp.	528	49,342
		290,556
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	561	49,430
Watsco, Inc.	275	48,977
		98,407
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	1,023	47,191

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	1,606	48,871

TOTAL COMMON STOCKS (Cost $9,082,236)		9,570,619

TOTAL LONG POSITIONS (Cost $9,082,236)		9,570,619

SHORT POSITIONS - (84.6)%

COMMON STOCKS - (84.6)%

Aerospace & Defense - (0.9)%
Arconic, Inc.	(2,134)	(46,969)
Curtiss-Wright Corp.	(352)	(48,372)
		(95,341)
Air Freight & Logistics - (0.8)%
FedEx Corp.	(198)	(47,676)
United Parcel Service, Inc., Class B	(385)	(44,949)
		(92,625)
Airlines - (0.4)%
American Airlines Group, Inc.	(1,177)	(48,645)

Auto Components - (2.9)%
Adient plc	(1,111)	(43,673)
Aptiv plc	(539)	(45,222)
BorgWarner, Inc.	(1,089)	(46,588)
Dana, Inc.	(2,442)	(45,592)
Goodyear Tire & Rubber Co. (The)	(2,134)	(49,914)
Tenneco, Inc.	(1,122)	(47,281)
Visteon Corp.*	(440)	(40,876)
		(319,146)
Banks - (5.2)%
Bank of America Corp.	(1,540)	(45,368)
Bank OZK	(1,177)	(44,679)
Citizens Financial Group, Inc.	(1,155)	(44,548)
Comerica, Inc.	(495)	(44,649)
Hancock Whitney Corp.	(924)	(43,936)
Prosperity Bancshares, Inc.	(638)	(44,245)
Regions Financial Corp.	(2,453)	(45,013)
Sterling Bancorp	(2,090)	(45,980)
SVB Financial Group*	(143)	(44,449)
Texas Capital Bancshares, Inc.*	(539)	(44,548)
Webster Financial Corp.	(726)	(42,805)
Wells Fargo & Co.	(814)	(42,784)
Wintrust Financial Corp.	(539)	(45,783)
		(578,787)
Beverages - (0.8)%
Molson Coors Brewing Co., Class B	(715)	(43,972)
Monster Beverage Corp.*	(792)	(46,158)
		(90,130)
Biotechnology - (5.8)%
AbbVie, Inc.	(495)	(46,817)
Agios Pharmaceuticals, Inc.*	(594)	(45,809)
Alexion Pharmaceuticals, Inc.*	(396)	(55,048)
Alkermes plc*	(1,056)	(44,817)
Alnylam Pharmaceuticals, Inc.*	(385)	(33,695)
Amgen, Inc.	(242)	(50,164)
BioMarin Pharmaceutical, Inc.*	(473)	(45,867)
Bluebird Bio, Inc.*	(286)	(41,756)
Exact Sciences Corp.*	(638)	(50,351)
Incyte Corp.*	(649)	(44,833)
Ionis Pharmaceuticals, Inc.*	(1,034)	(53,334)
Portola Pharmaceuticals, Inc.*	(1,617)	(43,061)
Seattle Genetics, Inc.*	(627)	(48,354)
Ultragenyx Pharmaceutical, Inc.*	(561)	(42,827)
		(646,733)
Building Products - (0.8)%
AO Smith Corp.	(825)	(44,030)
Johnson Controls International plc	(1,265)	(44,275)
		(88,305)
Capital Markets - (9.1)%
Affiliated Managers Group, Inc.	(330)	(45,118)
Ameriprise Financial, Inc.	(341)	(50,352)
BGC Partners, Inc., Class A	(3,828)	(45,247)
BlackRock, Inc.	(99)	(46,662)
Cboe Global Markets, Inc.	(473)	(45,389)
Charles Schwab Corp. (The)	(946)	(46,496)
E*TRADE Financial Corp.*	(814)	(42,645)
Eaton Vance Corp.	(913)	(47,987)
Evercore, Inc., Class A	(451)	(45,348)
Federated Investors, Inc., Class B	(2,068)	(49,880)
Franklin Resources, Inc.	(1,507)	(45,828)
Goldman Sachs Group, Inc. (The)	(198)	(44,400)
Invesco Ltd.	(1,991)	(45,554)
Janus Henderson Group plc	(1,683)	(45,374)
Jefferies Financial Services, Inc.	(2,068)	(45,413)
KKR & Co., Inc.	(1,837)	(50,095)
Legg Mason, Inc.	(1,518)	(47,407)
Morgan Stanley	(979)	(45,592)
Raymond James Financial, Inc.	(517)	(47,590)
State Street Corp.	(550)	(46,079)
Stifel Financial Corp.	(858)	(43,981)
T. Rowe Price Group, Inc.	(407)	(44,436)
		(1,016,873)
Chemicals - (1.2)%
Mosaic Co. (The)	(1,529)	(49,662)
Olin Corp.	(1,551)	(39,829)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Trinseo SA	(616)	(48,233)
		(137,724)
Commercial Services & Supplies - (1.2)%
Copart, Inc.*	(737)	(37,978)
Healthcare Services Group, Inc.	(1,166)	(47,363)
Rollins, Inc.	(792)	(48,066)
		(133,407)
Construction & Engineering - (0.9)%
Jacobs Engineering Group, Inc.	(660)	(50,490)
MasTec, Inc.*	(1,078)	(48,133)
		(98,623)
Consumer Finance - (1.7)%
Capital One Financial Corp.	(484)	(45,946)
Credit Acceptance Corp.*	(110)	(48,188)
Discover Financial Services	(616)	(47,093)
Synchrony Financial	(1,507)	(46,838)
		(188,065)
Containers & Packaging - (0.4)%
WestRock Co.	(869)	(46,439)

Distributors - (0.4)%
LKQ Corp.*	(1,386)	(43,895)

Diversified Consumer Services - (0.4)%
H&R Block, Inc.	(1,771)	(45,603)

Diversified Financial Services - (0.4)%
Voya Financial, Inc.	(946)	(46,988)

Diversified Telecommunication Services - (0.4)%
CenturyLink, Inc.	(2,244)	(47,573)

Electric Utilities - (0.9)%
Eversource Energy	(770)	(47,309)
PG&E Corp.*	(1,045)	(48,080)
		(95,389)
Electronic Equipment, Instruments & Components - (2.9)%
Arrow Electronics, Inc.*	(616)	(45,411)
Belden, Inc.	(660)	(47,131)
Cognex Corp.	(891)	(49,736)
Coherent, Inc.*	(253)	(43,564)
Trimble, Inc.*	(1,133)	(49,240)
Vishay Intertechnology, Inc.	(2,002)	(40,741)
Zebra Technologies Corp., Class A*	(275)	(48,628)
		(324,451)
Energy Equipment & Services - (1.9)%
Ensco plc, Class A	(7,029)	(59,325)
Nabors Industries Ltd.	(7,744)	(47,703)
Patterson-UTI Energy, Inc.	(2,772)	(47,429)
Weatherford International plc*	(19,976)	(54,135)
		(208,592)
Entertainment - (0.9)%
Activision Blizzard, Inc.	(660)	(54,906)
Lions Gate Entertainment Corp., Class B	(2,134)	(49,722)
		(104,628)
Equity Real Estate Investment Trusts (REITs) - (0.8)%
Ryman Hospitality Properties, Inc.	(539)	(46,446)
Uniti Group, Inc.	(2,299)	(46,325)
		(92,771)
Food Products - (0.4)%
General Mills, Inc.	(1,034)	(44,379)

Gas Utilities - (1.3)%
National Fuel Gas Co.	(858)	(48,099)
New Jersey Resources Corp.	(1,045)	(48,175)
Southwest Gas Holdings, Inc.	(616)	(48,682)
		(144,956)
Health Care Equipment & Supplies - (0.4)%
Align Technology, Inc.*	(121)	(47,338)

Health Care Providers & Services - (0.9)%
AmerisourceBergen Corp.	(528)	(48,692)
Cardinal Health, Inc.	(913)	(49,302)
		(97,994)
Hotels, Restaurants & Leisure - (2.6)%
Chipotle Mexican Grill, Inc.*	(99)	(44,997)
Dunkin' Brands Group, Inc.	(660)	(48,655)
Las Vegas Sands Corp.	(726)	(43,074)
MGM Resorts International	(1,639)	(45,745)
Norwegian Cruise Line Holdings Ltd.*	(891)	(51,170)
Royal Caribbean Cruises Ltd.	(385)	(50,027)
		(283,668)
Household Durables - (0.8)%
Leggett & Platt, Inc.	(1,056)	(46,242)
Whirlpool Corp.	(385)	(45,719)
		(91,961)
Independent Power and Renewable Electricity Producers - (1.4)%
AES Corp.	(3,542)	(49,588)
NRG Energy, Inc.	(1,353)	(50,602)
Vistra Energy Corp.*	(2,035)	(50,631)
		(150,821)
Industrial Conglomerates - (0.4)%
3M Co.	(231)	(48,674)

Insurance - (3.5)%
Brighthouse Financial, Inc.*	(1,155)	(51,097)
CNO Financial Group, Inc.	(2,211)	(46,917)
Lincoln National Corp.	(726)	(49,121)
Loews Corp.	(946)	(47,518)
MetLife, Inc.	(1,045)	(48,822)
Principal Financial Group, Inc.	(869)	(50,915)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
Prudential Financial, Inc.	(484)	(49,039)
Unum Group	(1,287)	(50,283)
		(393,712)
Interactive Media & Services - (0.9)%
Alphabet, Inc., Class C*	(44)	(52,513)
Yelp, Inc.*	(1,012)	(49,790)
		(102,303)
Internet & Direct Marketing Retail - (2.1)%
Amazon.com, Inc.*	(22)	(44,066)
Expedia Group, Inc.	(363)	(47,364)
Netflix, Inc.*	(132)	(49,385)
TripAdvisor, Inc.*	(880)	(44,942)
Wayfair, Inc., Class A*	(352)	(51,980)
		(237,737)
IT Services - (2.7)%
EPAM Systems, Inc.*	(330)	(45,441)
Euronet Worldwide, Inc.*	(484)	(48,507)
Gartner, Inc.*	(319)	(50,562)
Sabre Corp.	(1,826)	(47,622)
Square, Inc., Class A*	(539)	(53,366)
WEX, Inc.*	(253)	(50,792)
		(296,290)
Leisure Products - (0.4)%
Polaris Industries, Inc.	(440)	(44,418)

Life Sciences Tools & Services - (0.9)%
Illumina, Inc.*	(132)	(48,452)
Mettler-Toledo International, Inc.*	(77)	(46,891)
		(95,343)
Machinery - (5.7)%
Caterpillar, Inc.	(341)	(51,999)
Colfax Corp.*	(1,364)	(49,186)
Deere & Co.	(330)	(49,609)
Flowserve Corp.	(913)	(49,932)
Graco, Inc.	(1,012)	(46,896)
ITT, Inc.	(803)	(49,192)
Kennametal, Inc.	(1,166)	(50,791)
Lincoln Electric Holdings, Inc.	(506)	(47,280)
PACCAR, Inc.	(704)	(48,006)
Parker-Hannifin Corp.	(275)	(50,581)
Terex Corp.	(1,232)	(49,169)
Timken Co. (The)	(979)	(48,803)
WABCO Holdings, Inc.*	(385)	(45,407)
		(636,851)
Media - (0.5)%
Discovery, Inc., Class C*	(1,859)	(54,989)

Metals & Mining - (2.2)%
Allegheny Technologies, Inc.*	(1,771)	(52,333)
Carpenter Technology Corp.	(803)	(47,337)
Commercial Metals Co.	(2,222)	(45,595)
Nucor Corp.	(759)	(48,159)
United States Steel Corp.	(1,606)	(48,951)
		(242,375)
Oil, Gas & Consumable Fuels - (3.1)%
Apache Corp.	(1,089)	(51,913)
Chesapeake Energy Corp.*	(10,857)	(48,748)
EQT Corp.	(935)	(41,355)
Hess Corp.	(715)	(51,180)
Parsley Energy, Inc., Class A*	(1,716)	(50,193)
PDC Energy, Inc.*	(902)	(44,162)
QEP Resources, Inc.*	(4,807)	(54,415)
		(341,966)
Personal Products - (0.4)%
Edgewell Personal Care Co.*	(847)	(39,157)

Pharmaceuticals - (1.2)%
Catalent, Inc.*	(1,144)	(52,109)
Mallinckrodt plc*	(1,386)	(40,624)
Mylan NV*	(1,221)	(44,689)
		(137,422)
Professional Services - (0.4)%
ManpowerGroup, Inc.	(506)	(43,496)

Road & Rail - (0.4)%
CSX Corp.	(638)	(47,244)

Semiconductors & Semiconductor Equipment - (4.8)%
Advanced Micro Devices, Inc.*	(1,903)	(58,784)
Applied Materials, Inc.	(1,111)	(42,940)
Cypress Semiconductor Corp.	(2,783)	(40,326)
Entegris, Inc.	(1,397)	(40,443)
Integrated Device Technology, Inc.*	(1,122)	(52,745)
KLA-Tencor Corp.	(407)	(41,396)
Lam Research Corp.	(275)	(41,717)
Micron Technology, Inc.*	(913)	(41,295)
NVIDIA Corp.	(165)	(46,368)
ON Semiconductor Corp.*	(2,233)	(41,154)
Teradyne, Inc.	(1,155)	(42,712)
Universal Display Corp.	(385)	(45,392)
		(535,272)
Software - (1.3)%
Manhattan Associates, Inc.*	(825)	(45,045)
Oracle Corp.	(979)	(50,477)
VMware, Inc., Class A*	(308)	(48,067)
		(143,589)
Specialty Retail - (1.3)%
Advance Auto Parts, Inc.	(286)	(48,142)
Foot Locker, Inc.	(979)	(49,910)
Tractor Supply Co.	(539)	(48,984)
		(147,036)
Technology Hardware, Storage & Peripherals - (1.7)%
HP, Inc.	(1,936)	(49,890)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)
NCR Corp.*	(1,683)	(47,814)
Seagate Technology plc	(891)	(42,189)
Western Digital Corp.	(759)	(44,432)
		(184,325)
Textiles, Apparel & Luxury Goods - (0.5)%
Under Armour, Inc., Class A*	(2,332)	(49,485)

Trading Companies & Distributors - (0.4)%
Air Lease Corp.	(1,034)	(47,440)

Water Utilities - (0.4)%
Aqua America, Inc.	(1,287)	(47,490)

Wireless Telecommunication Services - (0.5)%
T-Mobile US, Inc.*	(726)	(50,951)

TOTAL COMMON STOCKS (Proceeds $(9,348,758))		(9,419,415)

TOTAL SHORT POSITIONS (Proceeds $(9,348,758))		(9,419,415)

Total Investments - 1.4% (Cost $(266,522))		151,204
Other Assets Less Liabilities - 98.6%		10,986,046
Net Assets - 100.0%		11,137,250

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,844,849.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2018

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	1,285,031	10/3/2019	Morgan Stanley	2.61%	Dow Jones U.S. Low Beta Total Return Index(4)	149,519
						149,519
USD	(1,430,168)	10/3/2019	Morgan Stanley	(1.86)%	Dow Jones U.S. High Beta Total Return Index(5)	(113,323)
						(113,323)
						36,196

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 98.3%

COMMON STOCKS - 86.7%

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	198	23,117

Automobiles - 1.9%
Ford Motor Co.(a)	2,502	23,144
General Motors Co.(a)	624	21,010
		44,154
Banks - 1.0%
PacWest Bancorp	482	22,967

Beverages - 2.0%
Coca-Cola Co. (The)	530	24,481
PepsiCo, Inc.	212	23,701
		48,182
Biotechnology - 1.9%
AbbVie, Inc.	244	23,078
Gilead Sciences, Inc.	300	23,163
		46,241
Capital Markets - 4.0%
Ares Capital Corp.(a)	1,435	24,668
Ares Management LP	984	22,829
BGC Partners, Inc., Class A(a)	2,014	23,805
Virtu Financial, Inc., Class A	1,124	22,986
		94,288
Consumer Finance - 1.0%
Navient Corp.	1,720	23,186

Containers & Packaging - 1.9%
International Paper Co.(a)	468	23,002
WestRock Co.	432	23,086
		46,088
Diversified Consumer Services - 1.0%
H&R Block, Inc.(a)	926	23,845

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	714	23,976
CenturyLink, Inc.	1,092	23,150
Verizon Communications, Inc.	458	24,453
		71,579
Electric Utilities - 13.0%
Alliant Energy Corp.	556	23,669
American Electric Power Co., Inc.(a)	330	23,390
Duke Energy Corp.(a)	290	23,206
Edison International	342	23,146
Entergy Corp.(a)	298	24,177
Eversource Energy(a)	386	23,716
Exelon Corp.(a)	544	23,751
FirstEnergy Corp.(a)	666	24,755
Hawaiian Electric Industries, Inc.(a)	670	23,845
OGE Energy Corp.	654	23,753
Pinnacle West Capital Corp.	284	22,487
Portland General Electric Co.	560	25,542
Southern Co. (The)	506	22,062
		307,499
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.(a)	342	23,519

Entertainment - 1.0%
Cinemark Holdings, Inc.(a)	574	23,075

Equity Real Estate Investment Trusts (REITs) - 12.7%
Apple Hospitality REIT, Inc.(a)	1,294	22,632
Brixmor Property Group, Inc.(a)	1,312	22,973
EPR Properties(a)	356	24,354
Gaming and Leisure Properties, Inc.	662	23,336
Hospitality Properties Trust(a)	806	23,245
Iron Mountain, Inc.	678	23,405
Kimco Realty Corp.(a)	1,354	22,666
Omega Healthcare Investors, Inc.	742	24,315
Senior Housing Properties Trust	1,274	22,371
Uniti Group, Inc.	1,148	23,132
VEREIT, Inc.	3,126	22,695
Weingarten Realty Investors	786	23,391
WP Carey, Inc.	348	22,380
		300,895
Food Products - 2.9%
Campbell Soup Co.	634	23,224
Flowers Foods, Inc.	1,240	23,138
General Mills, Inc.	540	23,177
		69,539
Gas Utilities - 1.0%
Spire, Inc.	316	23,242

Hotels, Restaurants & Leisure - 2.8%
Cracker Barrel Old Country Store, Inc.	146	21,481
Las Vegas Sands Corp.	392	23,257
Six Flags Entertainment Corp.	328	22,901
		67,639
Household Products - 2.0%
Kimberly-Clark Corp.	202	22,955
Procter & Gamble Co. (The)	296	24,636
		47,591
Independent Power and Renewable Electricity Producers - 2.0%
AES Corp.(a)	1,726	24,164
NextEra Energy Partners LP	478	23,183
		47,347
Insurance - 1.1%
Old Republic International Corp.	1,134	25,379

See accompanying notes to schedule of investments.

FQF Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

IT Services - 1.9%
International Business Machines Corp.(a)	158	23,891
Western Union Co. (The)	1,130	21,538
		45,429
Machinery - 1.1%
Cummins, Inc.(a)	172	25,124

Media - 1.9%
Interpublic Group of Cos., Inc. (The)(a)	986	22,550
Omnicom Group, Inc.	332	22,582
		45,132
Mortgage Real Estate Investment Trusts (REITs) - 4.0%
Blackstone Mortgage Trust, Inc., Class A	692	23,189
New Residential Investment Corp.	1,358	24,200
Starwood Property Trust, Inc.	1,136	24,447
Two Harbors Investment Corp.	1,550	23,141
		94,977
Multiline Retail - 1.9%
Kohl's Corp.	312	23,260
Macy's, Inc.	610	21,185
		44,445
Multi-Utilities - 6.8%
CenterPoint Energy, Inc.(a)	856	23,668
Consolidated Edison, Inc.(a)	286	21,790
Dominion Energy, Inc.(a)	336	23,614
DTE Energy Co.(a)	218	23,790
NiSource, Inc.	882	21,980
Public Service Enterprise Group, Inc.	426	22,489
WEC Energy Group, Inc.	366	24,434
		161,765
Oil, Gas & Consumable Fuels - 5.9%
Chevron Corp.(a)	194	23,722
Exxon Mobil Corp.	290	24,656
Occidental Petroleum Corp.	276	22,679
ONEOK, Inc.	330	22,371
Tallgrass Energy LP	1,030	24,287
Targa Resources Corp.	410	23,087
		140,802
Pharmaceuticals - 1.0%
Pfizer, Inc.	526	23,181

Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM, Inc.	318	22,906

Specialty Retail - 1.0%
Gap, Inc. (The)	804	23,195

Tobacco - 1.0%
Altria Group, Inc.	382	23,038

Trading Companies & Distributors - 1.0%
Watsco, Inc.	130	23,153

TOTAL COMMON STOCKS (Cost $2,015,425)		2,052,519

MASTER LIMITED PARTNERSHIPS - 11.6%

Capital Markets - 1.0%
Apollo Global Management LLC Class A(a)	670	23,149

Gas Utilities - 1.0%
AmeriGas Partners LP	588	23,232

Industrial Conglomerates - 0.9%
Icahn Enterprises LP	320	22,630

Oil, Gas & Consumable Fuels - 8.7%
Antero Midstream Partners LP	796	22,813
DCP Midstream LP(a)	584	23,121
Energy Transfer Equity LP	1,328	23,147
Energy Transfer Partners LP(a)	1,040	23,150
EnLink Midstream Partners LP(a)	1,236	23,039
Enterprise Products Partners LP(a)	830	23,846
Magellan Midstream Partners LP	342	23,160
Phillips 66 Partners LP	450	23,013
Western Gas Partners LP	478	20,879
		206,168
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $272,432)		275,179

TOTAL LONG POSITIONS (Cost $2,287,857)		2,327,698

SHORT POSITIONS - (49.0)%

COMMON STOCKS - (49.0)%

Aerospace & Defense - (0.5)%
Teledyne Technologies, Inc.*	(24)	(5,920)
TransDigm Group, Inc.*	(16)	(5,957)
		(11,877)
Air Freight & Logistics - (0.2)%
XPO Logistics, Inc.*	(50)	(5,709)

Airlines - (0.2)%
United Continental Holdings, Inc.*	(66)	(5,878)

See accompanying notes to schedule of investments.

FQF Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Automobiles - (0.2)%
Tesla, Inc.*	(22)	(5,825)

Banks - (2.4)%
Canadian Imperial Bank of Commerce	— (b)	(18)
First Citizens BancShares, Inc., Class A	(12)	(5,427)
First Financial Bankshares, Inc.	(98)	(5,792)
First Republic Bank	(62)	(5,952)
Pinnacle Financial Partners, Inc.	(92)	(5,534)
Signature Bank	(44)	(5,053)
Sterling Bancorp	(246)	(5,412)
SVB Financial Group*	(20)	(6,217)
Texas Capital Bancshares, Inc.*	(68)	(5,620)
Western Alliance Bancorp*	(106)	(6,030)
Wintrust Financial Corp.	(66)	(5,606)
		(56,661)
Beverages - (0.7)%
Boston Beer Co., Inc. (The), Class A*	(20)	(5,750)
Constellation Brands, Inc., Class A	(26)	(5,606)
Monster Beverage Corp.*	(96)	(5,595)
		(16,951)
Capital Markets - (3.6)%
Affiliated Managers Group, Inc.	(38)	(5,195)
Cboe Global Markets, Inc.	(56)	(5,374)
Charles Schwab Corp. (The)	(118)	(5,800)
E*TRADE Financial Corp.*	(102)	(5,344)
FactSet Research Systems, Inc.	(28)	(6,264)
Interactive Brokers Group, Inc., Class A	(104)	(5,752)
Intercontinental Exchange, Inc.	(86)	(6,441)
MarketAxess Holdings, Inc.	(32)	(5,712)
Moody's Corp.	(34)	(5,685)
Morningstar, Inc.	(44)	(5,540)
MSCI, Inc.	(32)	(5,677)
Raymond James Financial, Inc.	(68)	(6,259)
S&P Global, Inc.	(30)	(5,862)
SEI Investments Co.	(84)	(5,132)
Stifel Financial Corp.	(102)	(5,228)
		(85,265)
Chemicals - (0.3)%
Ingevity Corp.*	(58)	(5,909)

Commercial Services & Supplies - (0.2)%
Copart, Inc.*	(112)	(5,771)

Consumer Finance - (1.5)%
American Express Co.	(54)	(5,750)
Credit Acceptance Corp.*	(14)	(6,133)
FirstCash, Inc.	(70)	(5,740)
Green Dot Corp., Class A*	(66)	(5,862)
OneMain Holdings, Inc.*	(190)	(6,386)
SLM Corp.*	(532)	(5,932)
		(35,803)
Containers & Packaging - (0.5)%
Berry Global Group, Inc.*	(124)	(6,000)
Crown Holdings, Inc.*	(120)	(5,760)
		(11,760)
Distributors - (0.2)%
LKQ Corp.*	(180)	(5,701)

Diversified Consumer Services - (0.3)%
ServiceMaster Global Holdings, Inc.*	(96)	(5,955)

Diversified Financial Services - (0.7)%
Berkshire Hathaway, Inc., Class B*	(30)	(6,423)
Texas Pacific Land Trust	(6)	(5,175)
Voya Financial, Inc.	(122)	(6,060)
		(17,658)
Diversified Telecommunication Services - (1.5)%
Zayo Group Holdings, Inc.*	(1,004)	(34,859)

Electric Utilities - (3.7)%
ALLETE, Inc.	(170)	(12,752)
Evergy, Inc.	(220)	(12,082)
IDACORP, Inc.	(122)	(12,106)
NextEra Energy, Inc.	(76)	(12,738)
PG&E Corp.*	(264)	(12,147)
PPL Corp.	(436)	(12,757)
Xcel Energy, Inc.	(256)	(12,086)
		(86,668)
Energy Equipment & Services - (0.7)%
Halliburton Co.	(124)	(5,026)
National Oilwell Varco, Inc.	(134)	(5,773)
Patterson-UTI Energy, Inc.	(324)	(5,543)
		(16,342)
Entertainment - (0.5)%
Liberty Media Corp-Liberty Formula One, Class C*	(156)	(5,802)
Live Nation Entertainment, Inc.*	(118)	(6,427)
		(12,229)
Equity Real Estate Investment Trusts (REITs) - (0.8)%
American Homes 4 Rent, Class A	(280)	(6,129)
Equity Commonwealth*	(200)	(6,418)
SBA Communications Corp.*	(36)	(5,783)
		(18,330)
Food & Staples Retailing - (1.0)%
Casey's General Stores, Inc.	(44)	(5,681)
Costco Wholesale Corp.	(24)	(5,637)
Sprouts Farmers Market, Inc.*	(212)	(5,811)
US Foods Holding Corp.*	(186)	(5,732)
		(22,861)
Food Products - (1.3)%
Hormel Foods Corp.	(148)	(5,831)
Lamb Weston Holdings, Inc.	(84)	(5,594)

See accompanying notes to schedule of investments.

FQF Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Lancaster Colony Corp.	(42)	(6,267)
McCormick & Co., Inc. (Non-Voting)	(44)	(5,797)
Post Holdings, Inc.*	(66)	(6,471)
		(29,960)
Gas Utilities - (3.1)%
Atmos Energy Corp.	(128)	(12,020)
National Fuel Gas Co.	(216)	(12,109)
New Jersey Resources Corp.	(262)	(12,078)
ONE Gas, Inc.	(148)	(12,177)
Southwest Gas Holdings, Inc.	(154)	(12,171)
UGI Corp.	(218)	(12,095)
		(72,650)
Health Care Equipment & Supplies - (1.0)%
Align Technology, Inc.*	(16)	(6,260)
Boston Scientific Corp.*	(150)	(5,775)
Edwards Lifesciences Corp.*	(34)	(5,919)
Intuitive Surgical, Inc.*	(10)	(5,740)
		(23,694)
Health Care Providers & Services - (0.3)%
Express Scripts Holding Co.*	(62)	(5,891)

Hotels, Restaurants & Leisure - (0.2)%
Chipotle Mexican Grill, Inc.*	(12)	(5,454)

Household Durables - (0.5)%
Mohawk Industries, Inc.*	(34)	(5,962)
NVR, Inc.*	(2)	(4,942)
		(10,904)
Household Products - (0.5)%
Church & Dwight Co., Inc.	(98)	(5,818)
Spectrum Brands Holdings, Inc.	(78)	(5,828)
		(11,646)
Independent Power and Renewable Electricity Producers - (1.0)%
NRG Energy, Inc.	(326)	(12,192)
Vistra Energy Corp.*	(484)	(12,042)
		(24,234)
Insurance - (2.0)%
Brighthouse Financial, Inc.*	(142)	(6,282)
Brown & Brown, Inc.	(196)	(5,796)
Kemper Corp.	(76)	(6,114)
Loews Corp.	(120)	(6,028)
Markel Corp.*	(4)	(4,754)
Primerica, Inc.	(48)	(5,786)
Selective Insurance Group, Inc.	(92)	(5,842)
Torchmark Corp.	(66)	(5,722)
		(46,324)
Interactive Media & Services - (0.4)%
Alphabet, Inc., Class A*	(4)	(4,828)
Facebook, Inc., Class A*	(34)	(5,592)
		(10,420)
Internet & Direct Marketing Retail - (1.0)%
Amazon.com, Inc.*	(2)	(4,006)
Booking Holdings, Inc.*	(4)	(7,936)
Netflix, Inc.*	(14)	(5,238)
Wayfair, Inc., Class A*	(40)	(5,907)
		(23,087)
IT Services - (0.3)%
PayPal Holdings, Inc.*	(70)	(6,149)

Life Sciences Tools & Services - (0.2)%
Illumina, Inc.*	(16)	(5,873)

Media - (1.2)%
Charter Communications, Inc., Class A*	(18)	(5,866)
Discovery, Inc., Class A*	(182)	(5,824)
DISH Network Corp., Class A*	(150)	(5,364)
Liberty Broadband Corp., Class C*	(76)	(6,407)
Liberty Media Corp.-Liberty SiriusXM, Class C*	(134)	(5,822)
		(29,283)
Metals & Mining - (0.2)%
Alcoa Corp.*	(142)	(5,737)

Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(68)	(5,545)

Multi-Utilities - (3.1)%
Ameren Corp.	(192)	(12,138)
CMS Energy Corp.	(248)	(12,152)
MDU Resources Group, Inc.	(470)	(12,074)
SCANA Corp.	(330)	(12,834)
Sempra Energy	(106)	(12,058)
Vectren Corp.	(168)	(12,010)
		(73,266)
Oil, Gas & Consumable Fuels - (7.1)%
Anadarko Petroleum Corp.	(78)	(5,258)
Antero Resources Corp.*	(324)	(5,738)
Cabot Oil & Gas Corp.	(256)	(5,765)
Centennial Resource Development, Inc., Class A*	(266)	(5,812)
Cheniere Energy, Inc.*	(88)	(6,115)
Chesapeake Energy Corp.*	(1,294)	(5,810)
Cimarex Energy Co.	(62)	(5,762)
Concho Resources, Inc.*	(38)	(5,804)
ConocoPhillips	(82)	(6,347)
Delek US Holdings, Inc.	(136)	(5,770)
Devon Energy Corp.	(130)	(5,192)
Diamondback Energy, Inc.	(42)	(5,678)
Energen Corp.*	(68)	(5,860)
EOG Resources, Inc.	(46)	(5,868)
EQT Corp.	(130)	(5,750)
Hess Corp.	(86)	(6,156)
HollyFrontier Corp.	(84)	(5,872)
Marathon Oil Corp.	(274)	(6,379)
Marathon Petroleum Corp.	(72)	(5,758)
Matador Resources Co.*	(176)	(5,817)
Newfield Exploration Co.*	(190)	(5,478)

See accompanying notes to schedule of investments.

FQF Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2018 (Unaudited)

Investments	Shares	Value ($)

Noble Energy, Inc.	(164)	(5,115)
Oasis Petroleum, Inc.*	(442)	(6,268)
Parsley Energy, Inc., Class A*	(206)	(6,026)
Peabody Energy Corp.	(126)	(4,491)
Pioneer Natural Resources Co.	(34)	(5,922)
Range Resources Corp.	(354)	(6,014)
Whiting Petroleum Corp.*	(108)	(5,728)
WPX Energy, Inc.*	(318)	(6,398)
		(167,951)
Personal Products - (0.5)%
Estee Lauder Cos., Inc. (The), Class A	(38)	(5,522)
Nu Skin Enterprises, Inc., Class A	(74)	(6,099)
		(11,621)
Professional Services - (0.5)%
CoStar Group, Inc.*	(14)	(5,892)
Verisk Analytics, Inc.*	(54)	(6,509)
		(12,401)
Real Estate Management & Development - (0.7)%
CBRE Group, Inc., Class A*	(120)	(5,292)
Howard Hughes Corp. (The)*	(40)	(4,969)
Jones Lang LaSalle, Inc.	(40)	(5,773)
		(16,034)
Software - (0.7)%
Adobe Systems, Inc.*	(22)	(5,939)
Dell Technologies, Inc., Class V*	(60)	(5,827)
salesforce.com, Inc.*	(36)	(5,725)
		(17,491)
Specialty Retail - (1.5)%
AutoZone, Inc.*	(8)	(6,206)
Burlington Stores, Inc.*	(36)	(5,865)
CarMax, Inc.*	(78)	(5,824)
Carvana Co.*	(98)	(5,791)
O'Reilly Automotive, Inc.*	(16)	(5,557)
Ulta Beauty, Inc.*	(20)	(5,642)
		(34,885)
Thrifts & Mortgage Finance - (0.5)%
MGIC Investment Corp.*	(434)	(5,776)
Radian Group, Inc.	(280)	(5,788)
		(11,564)
Trading Companies & Distributors - (0.3)%
United Rentals, Inc.*	(38)	(6,217)

Water Utilities - (1.0)%
American Water Works Co., Inc.	(138)	(12,140)
Aqua America, Inc.	(328)	(12,103)
		(24,243)
TOTAL COMMON STOCKS (Proceeds $(1,078,581))		(1,160,536)

TOTAL SHORT POSITIONS (Proceeds $(1,078,581))		(1,160,536)

Total Investments - 49.3% (Cost $1,209,276)		1,167,162
Other Assets Less Liabilities - 50.7%		1,200,673
Net Assets - 100.0%		2,367,835

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $789,876.
(b)	Amount represents less than one share.

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

September 30, 2018 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the AGFiQ Funds (collectively the ‘‘Funds’’ or individually a ‘‘Fund’’): AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Hedged Dividend Income Fund. FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a ‘‘Target Index’’). Each Fund is classified as a ‘‘diversified’’ Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in AGFiQ U.S. Market Neutral Value Fund to the Adviser at the net asset value (‘‘NAV’’) of $25.00 per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the ‘‘Release’’). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The first filing compliance date for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be fair valued by Pricing Procedures the Funds’ Valuation Committee in accordance with the Trust’s which were approved by the Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2018 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Momentum Fund
Investments
Assets
Common Stocks*	$5,244,104	$—	$—	$5,244,104
Liabilities
Common Stocks*	$(5,248,997)	$—	$—	$(5,248,997)
Total Investments	$(4,893)	$—	$—	$(4,893)
Other Financial Instruments
Assets
Swap Agreements**	$—	$136,335	$—	$136,335
Liabilities
Swap Agreements**	$—	$(52,765)	$—	$(52,765)
Total Other Financial Instruments	$—	$83,570	$—	$83,570

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Value Fund
Investments
Assets
Common Stocks*	$1,053,030	$—	$—	$1,053,030
Liabilities
Common Stocks*	$(1,083,675)	$—	$—	$(1,083,675)
Total Investments	$(30,645)	$—	$—	$(30,645)
Other Financial Instruments
Assets
Swap Agreements**	$—	$10,967	$—	$10,967
Liabilities
Swap Agreements**	$—	$(24,515)	$—	$(24,515)
Total Other Financial Instruments	$—	$(13,548)	$—	$(13,548)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Size Fund
Investments
Assets
Common Stocks*	$1,763,065	$—	$—	$1,763,065
Liabilities
Common Stocks*	$(1,801,354)	$—	$—	$(1,801,354)
Total Investments	$(38,289)	$—	$—	$(38,289)
Other Financial Instruments
Assets
Swap Agreements**	$—	$22,624	$—	$22,624
Liabilities
Swap Agreements**	$—	$(30,099)	$—	$(30,099)
Total Other Financial Instruments	$—	$(7,475)	$—	$(7,475)

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$9,570,619	$—	$—	$9,570,619
Liabilities
Common Stocks*	$(9,419,415)	$—	$—	$(9,419,415)
Total Investments	$151,204	$—	$—	$151,204
Other Financial Instruments
Assets
Swap Agreements**	$—	$149,519	$—	$149,519
Liabilities
Swap Agreements**	$—	$(113,323)	$—	$(113,323)
Total Other Financial Instruments	$—	$36,196	$—	$36,196

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$2,327,698	$—	$—	$2,327,698
Liabilities
Common Stocks*	$(1,160,536)	$—	$—	$(1,160,536)
Total Investments	$1,167,162	$—	$—	$1,167,162

*	See Schedules of Investments for presentation by industry type.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

As of September 30, 2018, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of September 30, 2018, based on levels assigned to securities as of June 30, 2018.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard ‘‘swap’’ transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (‘‘ISDA’’) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average monthly outstanding swap contracts for the period ended September 30, 2018:

Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Momentum Fund	$1,430,170	$(1,492,236)
AGFiQ U.S. Market Neutral Value Fund	123,280	(127,188)
AGFiQ U.S. Market Neutral Size Fund	238,533	(246,062)
AGFiQ U.S. Market Neutral Anti-Beta Fund	1,153,813	(1,250,601)

3.	Principal Risks

Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

Anti-Beta Risk: For AGFiQ U.S. Market Neutral Anti-Beta Fund, there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For AGFiQ Hedged Dividend Income Fund, a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Momentum Risk: For the AGFiQ U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Size Risk: For the AGFiQ U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Value Risk: For the AGFiQ U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Authorized Participants Concentration Risk: The Funds have a limited number of Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Flash Crash Risk: Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in a Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2018 (Unaudited)

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its NAV by a significant amount. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price. Leverage may magnify a Fund’s gains or losses.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, a Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because a Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. For AGFiQ Hedged Dividend Income Fund investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Passive Investment Risk: The Funds are managed with a passive investment strategy, attempting to track a Fund’s Target Index. As a result, a Fund expects to hold constituent securities of its Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 26, 2018

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 26, 2018